Schedule of Investments (unaudited) April 30, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.7%
AAR Corp.(a)	1,832	$96,693
Aerojet Rocketdyne Holdings, Inc.(a)	4,972	280,471
AeroVironment, Inc.(a)	1,729	174,093
AerSale Corp.(a)	1,566	25,338
Archer Aviation, Inc., Class A(a)(b)	8,285	16,404
Astra Space, Inc.(a)	13,517	5,711
Astronics Corp.(a)	1,490	21,963
Axon Enterprise, Inc.(a)	4,320	910,267
Boeing Co.(a)	35,785	7,399,622
BWX Technologies, Inc.	5,820	375,856
Cadre Holdings, Inc.	1,180	24,851
Curtiss-Wright Corp.	2,464	418,461
Ducommun, Inc.(a)	1,004	50,200
General Dynamics Corp.	15,815	3,453,047
HEICO Corp.(b)	2,882	486,020
HEICO Corp., Class A	5,200	697,996
Hexcel Corp.	5,140	370,491
Howmet Aerospace, Inc.	23,750	1,051,887
Huntington Ingalls Industries, Inc.	2,518	507,780
Kaman Corp.	1,670	36,857
Kratos Defense & Security Solutions, Inc.(a)	8,184	105,574
L3Harris Technologies, Inc.	12,276	2,395,661
Lockheed Martin Corp.	14,757	6,853,889
Maxar Technologies, Inc.	4,533	238,980
Mercury Systems, Inc.(a)	3,148	150,065
Moog, Inc., Class A	1,740	156,791
National Presto Industries, Inc.	532	36,187
Northrop Grumman Corp.	9,336	4,306,417
Park Aerospace Corp.	2,497	32,661
Parsons Corp.(a)	2,481	107,923
Raytheon Technologies Corp.	95,145	9,504,985
Rocket Lab USA, Inc.(a)(b)	13,537	53,065
Spirit AeroSystems Holdings, Inc., Class A	6,835	203,410
Textron, Inc.	13,336	892,712
TransDigm Group, Inc.	3,300	2,524,500
Triumph Group, Inc.(a)	3,986	43,089
V2X, Inc.(a)	1,014	43,805
Virgin Galactic Holdings, Inc.(a)(b)	14,613	53,191
Woodward, Inc.	3,660	351,433

		44,458,346

Air Freight & Logistics — 0.6%
Air Transport Services Group, Inc.(a)	4,072	82,702
CH Robinson Worldwide, Inc.	7,484	754,911
Expeditors International of Washington, Inc.	10,215	1,162,876
FedEx Corp.	15,093	3,437,883
Forward Air Corp.	1,607	169,555
GXO Logistics, Inc.(a)(b)	6,975	370,582
Hub Group, Inc., Class A(a)	2,086	157,284
Radiant Logistics, Inc.(a)	1,065	7,029
United Parcel Service, Inc., Class B	47,567	8,553,022

		14,695,844

Automobile Components — 0.2%
Adient PLC(a)	6,311	233,128
American Axle & Manufacturing Holdings, Inc.(a)	6,123	43,779
Aptiv PLC(a)	17,341	1,783,695
BorgWarner, Inc.	15,221	732,587
Dana, Inc.	8,323	123,097
Dorman Products, Inc.(a)	1,596	137,511
Fox Factory Holding Corp.(a)(b)	2,625	291,034

Security	Shares	Value

Automobile Components (continued)
Gentex Corp.	15,283	$421,658
Gentherm, Inc.(a)	2,298	137,076
Goodyear Tire & Rubber Co.(a)	17,489	186,608
Holley, Inc.(a)(b)	3,298	7,948
LCI Industries	1,693	191,241
Lear Corp.	3,862	493,023
Luminar Technologies, Inc.(a)(b)	15,044	90,565
Modine Manufacturing Co.(a)	3,006	62,855
Motorcar Parts of America, Inc.(a)(b)	702	3,419
Patrick Industries, Inc.	1,396	95,808
QuantumScape Corp.(a)(b)	16,780	117,460
Solid Power, Inc.(a)(b)	8,899	20,201
Standard Motor Products, Inc.	1,696	61,073
Stoneridge, Inc.(a)	1,548	29,149
Visteon Corp.(a)	1,834	257,475
XPEL, Inc.(a)	1,523	111,270

		5,631,660

Automobiles — 1.3%
Canoo, Inc.(a)	7,133	5,385
Cenntro Electric Group Ltd.(a)(b)	12,749	4,727
Faraday Future Intelligent Electric, Inc.(a)(b)	8,813	1,503
Fisker, Inc.(a)(b)	13,305	85,684
Ford Motor Co.	254,549	3,024,042
General Motors Co.	89,683	2,963,126
Harley-Davidson, Inc.	8,826	327,445
Lordstown Motors Corp., Class A(a)(b)	9,338	4,884
Lucid Group, Inc.(a)(b)	36,150	287,031
Rivian Automotive, Inc., Class A(a)(b)	33,896	434,547
Tesla, Inc.(a)	166,978	27,436,155
Thor Industries, Inc.	3,278	259,028
Winnebago Industries, Inc.(b)	2,035	118,315
Workhorse Group, Inc.(a)(b)	13,953	13,146

		34,965,018

Banks — 3.4%
1st Source Corp.	1,608	67,021
ACNB Corp.	658	19,957
Amalgamated Financial Corp.	666	10,842
Amerant Bancorp, Inc.	1,476	27,454
American National Bankshares, Inc.	234	6,760
Ameris Bancorp	3,711	124,318
Arrow Financial Corp.	510	11,011
Associated Banc-Corp.	9,965	177,676
Atlantic Union Bankshares Corp.	5,090	145,676
Axos Financial, Inc.(a)	3,469	141,084
Banc of California, Inc.	6,112	69,371
BancFirst Corp.	1,304	104,177
Bancorp, Inc.(a)	1,904	60,757
Bank First Corp.	578	39,529
Bank of America Corp.	455,022	13,323,044
Bank of Hawaii Corp.	3,114	150,811
Bank of Marin Bancorp	1,301	22,937
Bank of NT Butterfield & Son Ltd.	3,623	93,220
Bank OZK	7,732	276,187
BankUnited, Inc.	2,969	66,951
Banner Corp.	981	48,972
Bar Harbor Bankshares	1,349	33,455
BayCom Corp.	1,314	21,918
BCB Bancorp, Inc.	1,342	15,836
Berkshire Hills Bancorp, Inc.	1,900	40,413
Blue Foundry Bancorp(a)	1,829	17,595
Blue Ridge Bankshares, Inc.	1,301	12,581

1

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
BOK Financial Corp.	2,080	$174,450
Bridgewater Bancshares, Inc.(a)	1,355	13,482
Brookline Bancorp, Inc.	3,524	33,619
Business First Bancshares, Inc.	1,155	17,810
Byline Bancorp, Inc.	1,662	32,160
Cadence Bank	6,933	140,185
Cambridge Bancorp	547	28,253
Camden National Corp.	1,025	32,749
Capital Bancorp, Inc.	643	10,835
Capital City Bank Group, Inc.	1,111	33,841
Capitol Federal Financial, Inc.	5,759	35,706
Capstar Financial Holdings, Inc.	1,127	15,079
Carter Bankshares, Inc.(a)	1,048	13,467
Cathay General Bancorp	5,920	188,670
Central Pacific Financial Corp.	427	6,781
Citigroup, Inc.	125,351	5,900,272
Citizens & Northern Corp.	1,802	34,418
Citizens Financial Group, Inc.	31,408	971,764
City Holding Co.	442	40,306
Civista Bancshares, Inc.	808	12,823
CNB Financial Corp.	1,531	28,722
Coastal Financial Corp.(a)(b)	714	25,882
Colony Bankcorp, Inc.	1,564	15,452
Columbia Banking System, Inc.	13,708	292,803
Columbia Financial, Inc.(a)	2,444	41,010
Comerica, Inc.	8,384	363,614
Commerce Bancshares, Inc.	7,375	411,894
Community Bank System, Inc.	1,925	96,173
Community Trust Bancorp, Inc.	602	21,678
ConnectOne Bancorp, Inc.	2,102	33,170
CrossFirst Bankshares, Inc.(a)(b)	2,745	27,532
Cullen/Frost Bankers, Inc.	3,919	432,070
Customers Bancorp, Inc.(a)	1,668	36,429
CVB Financial Corp.	7,213	107,979
Dime Community Bancshares, Inc.	1,767	36,400
Eagle Bancorp, Inc.	1,044	26,204
East West Bancorp, Inc.	9,056	468,105
Eastern Bankshares, Inc.	10,087	117,514
Enterprise Bancorp, Inc.	214	6,172
Enterprise Financial Services Corp.	2,436	104,163
Equity Bancshares, Inc., Class A	1,265	29,791
Esquire Financial Holdings, Inc.	654	25,284
Farmers & Merchants Bancorp, Inc.	828	18,878
Farmers National Banc Corp.	1,865	21,802
FB Financial Corp.	3,630	106,831
Fifth Third Bancorp	43,944	1,151,333
Financial Institutions, Inc.	1,577	27,566
First Bancorp, Inc.	314	7,756
First BanCorp/Puerto Rico	4,714	55,389
First Bancorp/Southern Pines NC	1,011	31,119
First Bancshares, Inc.	1,176	29,518
First Bank	1,767	17,158
First Busey Corp.	4,173	75,865
First Business Financial Services, Inc.	758	21,747
First Citizens BancShares, Inc., Class A	721	726,177
First Commonwealth Financial Corp.	3,047	38,027
First Community Bankshares, Inc.	576	13,484
First Financial Bancorp	3,434	71,084
First Financial Bankshares, Inc.	8,460	247,540
First Financial Corp.	1,022	35,310
First Foundation, Inc.	3,066	19,285
First Guaranty Bancshares, Inc.	973	13,223
First Hawaiian, Inc.	9,199	175,793

Security	Shares	Value

Banks (continued)
First Horizon Corp.	34,745	$609,775
First Internet Bancorp	258	3,795
First Interstate BancSystem, Inc., Class A	6,282	160,756
First Merchants Corp.	5,056	147,534
First Mid Bancshares, Inc.	1,619	42,677
First of Long Island Corp.	1,705	19,948
First Republic Bank(b)	11,250	39,487
Five Star Bancorp	948	20,154
Flushing Financial Corp.	1,802	21,678
FNB Corp.	23,738	272,512
Fulton Financial Corp.	11,311	134,940
German American Bancorp, Inc.	2,925	85,030
Glacier Bancorp, Inc.	7,422	246,633
Great Southern Bancorp, Inc.	1,489	75,760
Greene County Bancorp, Inc.	778	15,988
Guaranty Bancshares, Inc.	297	7,161
Hancock Whitney Corp.	5,243	191,474
Hanmi Financial Corp.	907	14,657
HarborOne Bancorp, Inc.	5,315	57,136
HBT Financial, Inc.	1,273	22,456
Heartland Financial USA, Inc.	2,831	92,177
Heritage Commerce Corp.	3,436	29,206
Heritage Financial Corp.	1,053	18,543
Hilltop Holdings, Inc.	3,539	109,780
Hingham Institution for Savings	79	15,370
Home Bancorp, Inc.	190	5,953
Home BancShares, Inc.	13,023	283,511
HomeStreet, Inc.	954	9,311
HomeTrust Bancshares, Inc.	642	13,399
Hope Bancorp, Inc.	3,638	33,106
Horizon Bancorp, Inc.	2,632	27,715
Huntington Bancshares, Inc.	93,186	1,043,683
Independent Bank Corp.	2,993	133,055
Independent Bank Group, Inc.	2,212	80,473
International Bancshares Corp.	3,841	163,895
John Marshall Bancorp, Inc.	759	13,829
JPMorgan Chase & Co.	188,679	26,082,985
Kearny Financial Corp.	5,495	42,806
KeyCorp.	60,155	677,345
Lakeland Bancorp, Inc.	4,929	70,682
Lakeland Financial Corp.	1,478	74,890
Live Oak Bancshares, Inc.	2,391	56,332
Luther Burbank Corp.	1,915	17,312
M&T Bank Corp.	11,097	1,396,003
Macatawa Bank Corp.	816	7,630
Mercantile Bank Corp.	497	13,946
Metrocity Bankshares, Inc.	1,908	31,196
Metropolitan Bank Holding Corp.(a)	533	17,104
Mid Penn Bancorp, Inc.	806	18,232
Midland States Bancorp, Inc.	963	19,260
MidWestOne Financial Group, Inc.	1,021	21,135
MVB Financial Corp.	865	15,786
National Bank Holdings Corp., Class A	2,275	72,345
NBT Bancorp, Inc.	1,281	41,299
New York Community Bancorp, Inc.	44,825	479,179
Nicolet Bankshares, Inc.(a)	940	53,871
Northeast Bank	629	23,179
Northfield Bancorp, Inc.	2,756	28,718
Northwest Bancshares, Inc.	4,246	49,636
OceanFirst Financial Corp.	4,668	74,688
OFG Bancorp	1,912	48,890
Old National Bancorp	19,289	258,665
Old Second Bancorp, Inc.	5,066	62,261

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Origin Bancorp, Inc.	1,892	$55,682
Orrstown Financial Services, Inc.	348	6,671
Pacific Premier Bancorp, Inc.	3,852	85,668
PacWest Bancorp	7,512	76,247
Park National Corp.	1,046	113,303
Pathward Financial, Inc.	1,236	55,039
PCB Bancorp	1,231	17,012
Peapack-Gladstone Financial Corp.	1,216	32,297
Peoples Bancorp, Inc.	3,439	89,620
Peoples Financial Services Corp.	546	22,031
Pinnacle Financial Partners, Inc.	4,868	263,992
PNC Financial Services Group, Inc.	26,183	3,410,336
Popular, Inc.	4,946	296,809
Preferred Bank/Los Angeles CA	305	14,664
Premier Financial Corp.	1,940	32,223
Primis Financial Corp.	1,942	17,187
Prosperity Bancshares, Inc.	5,556	347,917
Provident Bancorp, Inc.	875	5,976
Provident Financial Services, Inc.	3,731	65,218
QCR Holdings, Inc.	904	37,426
RBB Bancorp	350	4,354
Red River Bancshares, Inc.	282	12,972
Regions Financial Corp.	60,794	1,110,098
Renasant Corp.	1,899	53,400
Republic Bancorp, Inc., Class A	1,265	49,714
Republic First Bancorp, Inc.(a)(b)	1,213	1,492
S&T Bancorp, Inc.	1,247	34,330
Sandy Spring Bancorp, Inc.	2,975	66,878
Seacoast Banking Corp. of Florida	3,711	82,347
ServisFirst Bancshares, Inc.	3,496	176,548
Shore Bancshares, Inc.	2,166	28,764
Sierra Bancorp	1,347	22,077
Simmons First National Corp., Class A	6,948	116,101
SmartFinancial, Inc.	1,272	27,399
South Plains Financial, Inc.	1,099	22,562
Southern First Bancshares, Inc.(a)	161	4,440
Southern Missouri Bancorp, Inc.	347	12,589
Southside Bancshares, Inc.	1,208	38,330
SouthState Corp.	4,925	339,726
Stellar Bancorp, Inc.	2,975	68,246
Stock Yards Bancorp, Inc.	2,417	117,466
Summit Financial Group, Inc.	488	9,482
Synovus Financial Corp.	9,937	306,060
Texas Capital Bancshares, Inc.(a)	3,412	171,453
Third Coast Bancshares, Inc.(a)	1,211	16,881
Tompkins Financial Corp.	1,151	67,472
Towne Bank	6,068	143,751
TriCo Bancshares	2,838	101,629
Triumph Financial, Inc.(a)(b)	1,335	69,367
Truist Financial Corp.	86,004	2,802,010
TrustCo Bank Corp./New York	719	21,455
Trustmark Corp.	3,530	84,332
U.S. Bancorp	89,651	3,073,236
UMB Financial Corp.	3,024	192,357
United Bankshares, Inc.	8,494	281,406
United Community Banks, Inc.	3,642	90,686
Univest Financial Corp.	4,249	85,490
USCB Financial Holdings, Inc.(a)	1,758	16,736
Valley National Bancorp	28,846	270,575
Veritex Holdings, Inc.	2,661	45,796
Washington Federal, Inc.	4,414	123,769
Washington Trust Bancorp, Inc.	2,282	64,147

Security	Shares	Value

Banks (continued)
Webster Financial Corp.	10,916	$407,167
Wells Fargo & Co.	248,394	9,873,661
WesBanco, Inc.	4,292	114,253
West BanCorp, Inc.	1,337	23,036
Westamerica BanCorp	987	39,983
Western Alliance Bancorp	6,952	258,058
Wintrust Financial Corp.	3,955	270,403
WSFS Financial Corp.	3,434	120,774
Zions Bancorp NA	10,022	279,213

		89,396,870

Beverages — 1.6%
Boston Beer Co., Inc., Class A(a)	590	187,331
Brown-Forman Corp., Class A	2,982	196,454
Brown-Forman Corp., Class B	11,379	740,659
Celsius Holdings, Inc.(a)(b)	3,684	352,080
Coca-Cola Co.	252,436	16,193,769
Coca-Cola Consolidated, Inc.	320	188,627
Constellation Brands, Inc., Class A	9,734	2,233,661
Duckhorn Portfolio, Inc.(a)	2,594	39,169
Keurig Dr. Pepper, Inc.	54,735	1,789,835
MGP Ingredients, Inc.(b)	794	78,352
Molson Coors Beverage Co., Class B	11,504	684,258
Monster Beverage Corp.(a)	47,007	2,632,392
National Beverage Corp.(a)	1,540	76,538
PepsiCo, Inc.	89,544	17,093,054
Primo Water Corp.	10,816	164,295
Vintage Wine Estates, Inc.(a)	2,418	3,240
Vita Coco Co., Inc.(a)(b)	2,013	43,582

		42,697,296

Biotechnology — 2.7%
2seventy bio, Inc.(a)(b)	3,031	28,825
4D Molecular Therapeutics, Inc.(a)	2,112	38,037
Aadi Bioscience, Inc.(a)	1,787	13,867
AbbVie, Inc.	114,187	17,255,939
Absci Corp.(a)	3,217	4,246
ACADIA Pharmaceuticals, Inc.(a)	7,957	169,723
Adicet Bio, Inc.(a)(b)	1,548	9,040
ADMA Biologics, Inc.(a)	12,578	42,136
Aerovate Therapeutics, Inc.(a)	433	9,080
Affimed NV(a)	6,814	6,133
Agenus, Inc.(a)	23,370	35,289
Agios Pharmaceuticals, Inc.(a)(b)	3,560	81,417
Akero Therapeutics, Inc.(a)	1,977	88,451
Alector, Inc.(a)	2,986	19,708
Alkermes PLC(a)	10,994	313,879
Allogene Therapeutics, Inc.(a)(b)	5,719	31,054
Allovir, Inc.(a)(b)	1,851	6,367
Alnylam Pharmaceuticals, Inc.(a)	7,907	1,575,074
Alpine Immune Sciences, Inc.(a)	2,578	19,309
ALX Oncology Holdings, Inc.(a)	841	4,996
Amgen, Inc.	34,527	8,277,503
Amicus Therapeutics, Inc.(a)	17,257	199,146
AnaptysBio, Inc.(a)	865	18,009
Anavex Life Sciences Corp.(a)(b)	5,256	42,784
Anika Therapeutics, Inc.(a)	1,304	33,461
Apellis Pharmaceuticals, Inc.(a)	6,026	502,749
Arbutus Biopharma Corp.(a)	7,498	18,820
Arcellx, Inc.(a)	1,982	84,592
Arcturus Therapeutics Holdings, Inc.(a)(b)	1,279	34,047
Arcus Biosciences, Inc.(a)	3,707	66,170
Arcutis Biotherapeutics, Inc.(a)	2,914	40,330
Arrowhead Pharmaceuticals, Inc.(a)	6,489	229,775

3

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Atara Biotherapeutics, Inc.(a)	4,529	$12,274
Aura Biosciences, Inc.(a)	1,601	14,473
Aurinia Pharmaceuticals, Inc.(a)	8,475	95,344
Avid Bioservices, Inc.(a)	3,513	63,410
Avidity Biosciences, Inc.(a)	3,751	46,512
Beam Therapeutics, Inc.(a)	4,047	124,283
BioCryst Pharmaceuticals, Inc.(a)	11,882	90,422
Biogen, Inc.(a)	9,245	2,812,606
Biohaven Ltd.(a)	4,113	53,798
BioMarin Pharmaceutical, Inc.(a)	11,818	1,135,001
Bioxcel Therapeutics, Inc.(a)(b)	1,041	21,465
Bluebird Bio, Inc.(a)	6,924	30,119
Blueprint Medicines Corp.(a)	3,677	187,711
Bridgebio Pharma, Inc.(a)(b)	7,655	111,151
C4 Therapeutics, Inc.(a)	2,279	6,883
CareDx, Inc.(a)	2,931	23,712
Caribou Biosciences, Inc.(a)	4,018	17,277
Catalyst Pharmaceuticals, Inc.(a)	6,914	110,071
Celldex Therapeutics, Inc.(a)	3,354	105,450
Century Therapeutics, Inc.(a)	1,185	3,709
Cerevel Therapeutics Holdings, Inc.(a)(b)	3,376	98,039
Chimerix, Inc.(a)	2,973	3,449
Chinook Therapeutics, Inc.(a)	3,112	62,271
Cogent Biosciences, Inc.(a)	4,083	43,933
Coherus Biosciences, Inc.(a)	6,286	45,448
Crinetics Pharmaceuticals, Inc.(a)	3,550	69,367
CTI BioPharma Corp.(a)	6,063	29,466
Cullinan Oncology, Inc.(a)(b)	2,878	28,003
Cytokinetics, Inc.(a)	5,660	211,684
Day One Biopharmaceuticals, Inc.(a)	2,141	26,548
Deciphera Pharmaceuticals, Inc.(a)	3,552	50,474
Denali Therapeutics, Inc.(a)	7,099	176,339
Design Therapeutics, Inc.(a)	2,613	16,854
Dynavax Technologies Corp.(a)	8,014	83,426
Dyne Therapeutics, Inc.(a)	1,550	16,058
Eagle Pharmaceuticals, Inc.(a)	611	17,157
Editas Medicine, Inc.(a)(b)	3,741	30,527
Eiger BioPharmaceuticals, Inc.(a)	3,702	3,813
Emergent BioSolutions, Inc.(a)	2,980	26,313
Enanta Pharmaceuticals, Inc.(a)	1,355	48,170
EQRx, Inc.(a)	13,686	22,992
Erasca, Inc.(a)	3,958	10,924
Exact Sciences Corp.(a)	11,380	729,117
Exelixis, Inc.(a)	20,298	371,453
Fate Therapeutics, Inc.(a)	5,497	33,367
FibroGen, Inc.(a)	6,075	104,004
Foghorn Therapeutics, Inc.(a)	1,251	8,157
Generation Bio Co.(a)	2,726	13,412
Geron Corp.(a)	23,751	58,427
Gilead Sciences, Inc.	81,019	6,660,572
Gossamer Bio, Inc.(a)	4,691	6,051
GreenLight Biosciences Holdings PBC(a)(b)	9,590	3,054
Halozyme Therapeutics, Inc.(a)	8,793	282,519
Heron Therapeutics, Inc.(a)	5,088	12,160
HilleVax, Inc.(a)	1,399	19,586
Horizon Therapeutics PLC(a)	14,232	1,582,029
Humacyte, Inc.(a)	4,049	13,119
Icosavax, Inc.(a)	890	4,904
Ideaya Biosciences, Inc.(a)	3,400	62,084
IGM Biosciences, Inc.(a)(b)	534	5,783
ImmunityBio, Inc.(a)(b)	7,947	22,252
ImmunoGen, Inc.(a)	15,645	84,327
Immunovant, Inc.(a)	3,376	54,489

Security	Shares	Value

Biotechnology (continued)
Incyte Corp.(a)	11,560	$860,180
Inhibrx, Inc.(a)	2,243	47,103
Inovio Pharmaceuticals, Inc.(a)	12,025	9,289
Insmed, Inc.(a)(b)	9,212	179,634
Instil Bio, Inc.(a)	3,486	2,278
Intellia Therapeutics, Inc.(a)(b)	5,528	208,682
Intercept Pharmaceuticals, Inc.(a)	1,312	22,724
Invivyd, Inc.(a)	2,455	2,701
Ionis Pharmaceuticals, Inc.(a)	9,446	334,105
Iovance Biotherapeutics, Inc.(a)	10,854	61,217
Ironwood Pharmaceuticals, Inc.(a)	8,803	91,639
iTeos Therapeutics, Inc.(a)	2,020	27,755
IVERIC bio, Inc.(a)	8,753	287,886
Janux Therapeutics, Inc.(a)	958	14,677
Jounce Therapeutics, Inc.(a)	2,971	5,734
KalVista Pharmaceuticals, Inc.(a)	2,567	21,897
Karuna Therapeutics, Inc.(a)	1,997	396,285
Karyopharm Therapeutics, Inc.(a)	2,939	10,522
Keros Therapeutics, Inc.(a)	1,105	49,012
Kezar Life Sciences, Inc.(a)	2,971	7,220
Kiniksa Pharmaceuticals Ltd., Class A(a)	2,602	27,971
Kinnate Biopharma, Inc.(a)	3,251	8,225
Kodiak Sciences, Inc.(a)	1,928	8,445
Kronos Bio, Inc.(a)	2,376	3,920
Krystal Biotech, Inc.(a)(b)	1,376	115,584
Kura Oncology, Inc.(a)	5,383	52,430
Kymera Therapeutics, Inc.(a)	2,658	83,833
Lexicon Pharmaceuticals, Inc.(a)	1,529	3,654
Lyell Immunopharma, Inc.(a)(b)	11,179	22,693
MacroGenics, Inc.(a)	3,347	23,061
Madrigal Pharmaceuticals, Inc.(a)	838	261,456
MannKind Corp.(a)(b)	15,218	58,589
MeiraGTx Holdings PLC(a)	2,029	10,855
Mersana Therapeutics, Inc.(a)	6,910	30,266
MiMedx Group, Inc.(a)	5,597	21,437
MiNK Therapeutics, Inc.(a)	341	610
Mirati Therapeutics, Inc.(a)	2,788	123,536
Mirum Pharmaceuticals, Inc.(a)	1,260	33,831
Moderna, Inc.(a)	21,415	2,845,839
Monte Rosa Therapeutics, Inc.(a)(b)	998	4,531
Morphic Holding, Inc.(a)	1,875	88,612
Myriad Genetics, Inc.(a)	5,141	109,452
Natera, Inc.(a)	6,311	320,094
Neurocrine Biosciences, Inc.(a)	6,030	609,271
Nkarta, Inc.(a)	2,544	12,593
Novavax, Inc.(a)(b)	4,770	36,586
Nurix Therapeutics, Inc.(a)	3,236	31,163
Nuvalent, Inc., Class A(a)(b)	1,542	54,571
Ocugen, Inc.(a)	9,292	6,631
Organogenesis Holdings, Inc.(a)	6,610	13,550
Outlook Therapeutics, Inc.(a)	10,081	10,585
PepGen, Inc.(a)(b)	1,713	25,849
PMV Pharmaceuticals, Inc.(a)	2,919	13,457
Point Biopharma Global, Inc.(a)(b)	4,612	35,697
Praxis Precision Medicines, Inc.(a)	1,900	1,976
Precigen, Inc.(a)	5,740	6,945
Prometheus Biosciences, Inc.(a)	2,215	429,599
Protagonist Therapeutics, Inc.(a)	3,310	74,806
Prothena Corp. PLC(a)	2,491	131,076
PTC Therapeutics, Inc.(a)	4,623	254,912
Rallybio Corp.(a)	1,815	9,783
RAPT Therapeutics, Inc.(a)	2,175	39,585
Recursion Pharmaceuticals, Inc., Class A(a)	9,184	43,808

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Regeneron Pharmaceuticals, Inc.(a)	6,694	$5,367,182
REGENXBIO, Inc.(a)	2,116	40,966
Relay Therapeutics, Inc.(a)(b)	5,448	61,944
Replimune Group, Inc.(a)	3,154	52,766
Revolution Medicines, Inc.(a)(b)	6,263	147,118
Rigel Pharmaceuticals, Inc.(a)	11,055	12,492
Rocket Pharmaceuticals, Inc.(a)(b)	3,412	61,143
Sage Therapeutics, Inc.(a)	3,162	154,464
Sana Biotechnology, Inc.(a)(b)	5,009	26,498
Sangamo Therapeutics, Inc.(a)(b)	6,311	9,277
Sarepta Therapeutics, Inc.(a)	5,507	676,094
Seagen, Inc.(a)	8,746	1,749,200
Seres Therapeutics, Inc.(a)	3,540	17,257
SpringWorks Therapeutics, Inc.(a)(b)	2,491	58,240
Stoke Therapeutics, Inc.(a)	1,062	9,441
Sutro Biopharma, Inc.(a)	2,510	10,693
Syndax Pharmaceuticals, Inc.(a)	3,759	77,247
Talaris Therapeutics, Inc.(a)	2,772	7,983
Tango Therapeutics, Inc.(a)	5,222	17,755
Tenaya Therapeutics, Inc.(a)	1,213	6,447
TG Therapeutics, Inc.(a)(b)	8,484	210,658
Travere Therapeutics, Inc.(a)	3,424	73,856
Twist Bioscience Corp.(a)	3,793	47,337
Ultragenyx Pharmaceutical, Inc.(a)	4,648	202,978
United Therapeutics Corp.(a)	2,835	652,419
Vanda Pharmaceuticals, Inc.(a)	2,945	18,082
Vaxart, Inc.(a)(b)	6,011	4,890
Vaxcyte, Inc.(a)	4,720	202,158
VBI Vaccines, Inc.(b)	324	930
Vera Therapeutics, Inc.(a)	1,118	7,435
Veracyte, Inc.(a)	5,067	114,717
Vericel Corp.(a)	3,406	107,323
Vertex Pharmaceuticals, Inc.(a)	16,494	5,620,001
Verve Therapeutics, Inc.(a)	3,190	50,817
Vir Biotechnology, Inc.(a)	4,475	112,546
Viridian Therapeutics, Inc.(a)	2,902	81,343
VistaGen Therapeutics, Inc.(a)(b)	9,627	1,348
Xencor, Inc.(a)	3,868	102,270
Y-mAbs Therapeutics, Inc.(a)	1,877	11,243
Zentalis Pharmaceuticals, Inc.(a)	3,109	68,491

		70,614,704

Broadline Retail — 2.4%
Amazon.com, Inc.(a)	574,328	60,562,888
Big Lots, Inc.	1,787	16,065
ContextLogic, Inc., Class A(a)(b)	1,206	8,695
Dillard’s, Inc., Class A(b)	252	75,194
eBay, Inc.	34,753	1,613,582
Etsy, Inc.(a)	7,958	803,997
Groupon, Inc.(a)(b)	1,225	4,386
Kohl’s Corp.	7,436	163,815
Macy’s, Inc.	16,842	275,198
Nordstrom, Inc.	7,722	119,382
Ollie’s Bargain Outlet Holdings, Inc.(a)	4,045	263,936
Qurate Retail, Inc., Series A(a)	21,408	17,054

		63,924,192

Building Products — 0.6%
A O Smith Corp.	8,253	563,597
AAON, Inc.	2,769	271,362
Advanced Drainage Systems, Inc.(b)	4,116	352,823
Allegion PLC	5,664	625,759
American Woodmark Corp.(a)	907	45,822

Security	Shares	Value

Building Products (continued)
Apogee Enterprises, Inc.	1,427	$60,733
Armstrong World Industries, Inc.	3,008	206,529
AZEK Co., Inc.(a)	7,549	204,880
AZZ, Inc.	1,415	53,388
Builders FirstSource, Inc.(a)	9,318	883,067
Caesarstone Ltd.	2,414	11,008
Carlisle Cos., Inc.	3,278	707,556
Carrier Global Corp.	53,769	2,248,620
CSW Industrials, Inc.	854	115,008
Fortune Brands Innovations, Inc.	8,295	536,603
Gibraltar Industries, Inc.(a)	2,248	112,490
Griffon Corp.	3,346	95,194
Hayward Holdings, Inc.(a)(b)	4,513	54,336
Insteel Industries, Inc.	1,232	33,917
Janus International Group, Inc.(a)	5,152	46,368
JELD-WEN Holding, Inc.(a)	6,029	77,051
Johnson Controls International PLC	44,354	2,654,143
Lennox International, Inc.	2,102	592,575
Masco Corp.	14,690	786,062
Masonite International Corp.(a)	1,365	124,775
Masterbrand, Inc.(a)	8,295	66,941
Owens Corning	6,012	642,142
PGT Innovations, Inc.(a)	3,833	98,355
Quanex Building Products Corp.	1,892	36,137
Resideo Technologies, Inc.(a)	9,442	168,068
Simpson Manufacturing Co., Inc.	2,694	338,851
Trane Technologies PLC	14,761	2,742,741
Trex Co., Inc.(a)	7,008	383,057
UFP Industries, Inc.	3,956	310,625
View, Inc.(a)	4,259	1,457
Zurn Elkay Water Solutions Corp.	8,471	182,550

		16,434,590

Capital Markets — 3.0%
Affiliated Managers Group, Inc.	2,454	354,309
Ameriprise Financial, Inc.	6,792	2,072,375
Ares Management Corp., Class A	9,817	859,871
Artisan Partners Asset Management, Inc., Class A	4,294	148,873
AssetMark Financial Holdings, Inc.(a)	965	29,606
Associated Capital Group, Inc., Class A	82	3,061
Avantax, Inc.(a)	2,865	72,685
B. Riley Financial, Inc.	1,480	46,620
Bank of New York Mellon Corp.	47,534	2,024,473
BGC Partners, Inc., Class A	17,841	80,820
BlackRock, Inc.(c)	9,599	6,442,849
Blackstone, Inc., Class A	45,837	4,094,619
Blue Owl Capital, Inc.	28,528	321,225
Brightsphere Investment Group, Inc.	3,261	73,633
Carlyle Group, Inc.	13,623	413,186
Cboe Global Markets, Inc.	6,831	954,291
Charles Schwab Corp.	98,222	5,131,117
CME Group, Inc., Class A	23,176	4,305,406
Cohen & Steers, Inc.	1,830	109,910
Coinbase Global, Inc., Class A(a)(b)	10,234	550,487
Diamond Hill Investment Group, Inc.	101	16,374
Donnelley Financial Solutions, Inc.(a)(b)	2,020	87,365
Evercore, Inc., Class A	2,298	262,133
FactSet Research Systems, Inc.	2,426	998,760
Federated Hermes, Inc.	5,251	217,339
Focus Financial Partners, Inc., Class A(a)	3,333	173,116
Franklin Resources, Inc.	18,526	497,979
GCM Grosvenor, Inc., Class A	2,165	17,472
Goldman Sachs Group, Inc.	21,239	7,294,322

5

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Hamilton Lane, Inc., Class A	2,385	$175,727
Houlihan Lokey, Inc.	3,340	305,209
Interactive Brokers Group, Inc., Class A	5,867	456,746
Intercontinental Exchange, Inc.	35,631	3,881,285
Invesco Ltd.	25,128	430,443
Janus Henderson Group PLC	8,837	229,320
Jefferies Financial Group, Inc.	12,836	411,137
KKR & Co., Inc.	36,831	1,954,621
Lazard Ltd., Class A	5,159	161,477
LPL Financial Holdings, Inc.	5,122	1,069,678
MarketAxess Holdings, Inc.	2,375	756,129
Moelis & Co., Class A	4,116	155,914
Moody’s Corp.	10,318	3,230,772
Morgan Stanley	79,789	7,178,616
Morningstar, Inc.	1,635	291,537
MSCI, Inc.	5,003	2,413,697
Nasdaq, Inc.	22,185	1,228,383
Northern Trust Corp.	13,259	1,036,323
Open Lending Corp., Class A(a)(b)	5,715	40,176
Oppenheimer Holdings, Inc., Class A	713	26,659
Perella Weinberg Partners	3,888	30,715
Piper Sandler Cos	1,151	155,891
PJT Partners, Inc., Class A	1,652	113,608
Raymond James Financial, Inc.	12,522	1,133,617
Robinhood Markets, Inc., Class A(a)(b)	36,176	320,158
S&P Global, Inc.	20,781	7,534,775
Sculptor Capital Management, Inc.	904	7,530
SEI Investments Co.	6,485	382,031
State Street Corp.	22,471	1,623,754
StepStone Group, Inc., Class A	3,324	73,228
Stifel Financial Corp.	6,614	396,642
StoneX Group, Inc.(a)	1,163	114,055
T Rowe Price Group, Inc.	14,136	1,587,897
Tradeweb Markets, Inc., Class A	6,807	479,281
Victory Capital Holdings, Inc., Class A	1,129	34,480
Virtu Financial, Inc., Class A	5,659	113,463
Virtus Investment Partners, Inc.	369	67,236
WisdomTree, Inc.	8,155	50,887

		77,307,373

Chemicals — 1.8%
AdvanSix, Inc.	1,773	66,807
Air Products and Chemicals, Inc.	14,292	4,206,993
Albemarle Corp.	7,496	1,390,208
Alto Ingredients, Inc.(a)	3,664	4,800
American Vanguard Corp.	2,757	53,072
Amyris, Inc.(a)(b)	10,201	8,340
Ashland, Inc.	3,359	341,308
Aspen Aerogels, Inc.(a)	4,703	29,441
Avient Corp.	6,205	238,955
Axalta Coating Systems Ltd.(a)	14,436	455,745
Balchem Corp.	2,008	263,851
Cabot Corp.	3,476	249,438
Celanese Corp.	7,112	755,579
CF Industries Holdings, Inc.	12,606	902,338
Chase Corp.	398	43,513
Chemours Co.	9,206	267,618
Corteva, Inc.	46,134	2,819,710
Danimer Scientific, Inc.(a)	6,007	18,982
Diversey Holdings Ltd.(a)	4,610	37,479
Dow, Inc.	45,382	2,468,781
DuPont de Nemours, Inc.	29,518	2,057,995
Eastman Chemical Co.	7,846	661,182

Security	Shares	Value

Chemicals (continued)
Ecolab, Inc.	16,006	$2,686,447
Ecovyst, Inc.(a)	5,243	59,508
Element Solutions, Inc.	14,301	259,563
FMC Corp.	8,031	992,471
FutureFuel Corp.	1,697	12,728
Ginkgo Bioworks Holdings, Inc.(a)(b)	60,136	73,366
Hawkins, Inc.	1,121	45,221
HB Fuller Co.	3,352	221,802
Huntsman Corp.	12,243	327,990
Ingevity Corp.(a)	2,428	174,185
Innospec, Inc.	1,590	161,592
International Flavors & Fragrances, Inc.	16,394	1,589,562
Intrepid Potash, Inc.(a)	1,114	28,719
Koppers Holdings, Inc.	1,501	49,248
Kronos Worldwide, Inc.	777	7,226
Linde PLC	31,946	11,802,450
Livent Corp.(a)(b)	10,375	226,694
LSB Industries, Inc.(a)	4,808	42,935
LyondellBasell Industries NV, Class A	16,523	1,563,241
Mativ Holdings, Inc.	4,082	79,068
Minerals Technologies, Inc.	2,032	120,416
Mosaic Co.	22,212	951,784
NewMarket Corp.	374	149,450
Olin Corp.	7,840	434,336
Origin Materials, Inc.(a)(b)	7,098	28,037
Orion Engineered Carbons SA	3,373	81,660
Perimeter Solutions SA(a)	7,347	54,956
PPG Industries, Inc.	15,190	2,130,549
PureCycle Technologies, Inc.(a)(b)	6,987	45,905
Quaker Chemical Corp.	858	160,129
Rayonier Advanced Materials, Inc.(a)	5,464	29,724
RPM International, Inc.	8,297	680,603
Scotts Miracle-Gro Co.	2,518	168,228
Sensient Technologies Corp.	2,722	202,680
Sherwin-Williams Co.	15,456	3,671,418
Stepan Co.	1,403	129,357
Trinseo PLC	2,403	43,542
Tronox Holdings PLC, Class A	6,792	92,982
Westlake Corp.	2,070	235,525

		47,157,432

Commercial Services & Supplies — 0.6%
ABM Industries, Inc.	3,812	162,315
ACCO Brands Corp.	3,640	16,671
ACV Auctions, Inc., Class A(a)	7,474	97,386
Aris Water Solution, Inc., Class A	1,316	9,567
Brady Corp., Class A	2,949	150,487
BrightView Holdings, Inc.(a)	2,533	14,007
Brink’s Co.	3,044	191,315
Casella Waste Systems, Inc., Class A(a)	3,078	273,942
Cimpress PLC(a)	966	50,184
Cintas Corp.	5,541	2,525,422
Clean Harbors, Inc.(a)	3,346	485,705
Copart, Inc.(a)	27,174	2,148,105
CoreCivic, Inc.(a)	8,030	70,584
Deluxe Corp.	2,249	34,072
Driven Brands Holdings, Inc.(a)	3,595	110,367
Ennis, Inc.	1,476	28,679
GEO Group, Inc.(a)	8,758	65,948
Harsco Corp.(a)	4,861	33,395
Healthcare Services Group, Inc	5,673	88,556
Heritage-Crystal Clean, Inc.(a)	1,201	41,987
HNI Corp.	2,341	60,819

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies (continued)
Interface, Inc.	3,303	$25,896
KAR Auction Services, Inc.(a)(b)	7,187	97,312
Kimball International, Inc., Class B	3,128	38,506
Li-Cycle Holdings Corp.(a)	8,180	38,855
Liquidity Services, Inc.(a)	1,998	26,114
Matthews International Corp., Class A	2,063	78,126
MillerKnoll, Inc.	5,129	87,244
Montrose Environmental Group, Inc.(a)	1,946	59,275
MSA Safety, Inc.	2,318	300,760
Pitney Bowes, Inc.	4,309	15,125
Quad/Graphics, Inc.(a)	7,294	25,456
Republic Services, Inc.	13,255	1,916,938
Ritchie Bros Auctioneers, Inc.	4,647	265,762
Rollins, Inc.	14,960	632,060
SP Plus Corp.(a)	1,356	46,335
Steelcase, Inc., Class A	4,806	38,448
Stericycle, Inc.(a)	5,859	267,463
Tetra Tech, Inc.	3,406	471,288
UniFirst Corp.	954	156,151
Viad Corp.(a)	1,234	23,483
VSE Corp.	846	35,777
Waste Management, Inc.	26,521	4,403,812

		15,709,699

Communications Equipment — 0.8%
ADTRAN Holdings, Inc.	5,274	48,099
Arista Networks, Inc.(a)	15,806	2,531,489
Aviat Networks, Inc.(a)	336	11,024
Calix, Inc.(a)	3,944	180,241
Cambium Networks Corp.(a)	644	9,750
Casa Systems, Inc.(a)	501	626
Ciena Corp.(a)	9,307	428,494
Cisco Systems, Inc.	265,464	12,543,174
Clearfield, Inc.(a)(b)	817	35,686
CommScope Holding Co., Inc.(a)	13,802	68,044
Comtech Telecommunications Corp.	1,632	16,891
Digi International, Inc.(a)	2,062	62,190
DZS, Inc.(a)	990	6,732
Extreme Networks, Inc.(a)	8,756	155,682
F5, Inc.(a)	3,897	523,601
Harmonic, Inc.(a)(b)	6,424	90,514
Infinera Corp.(a)	11,106	70,301
Inseego Corp.(a)(b)	4,327	2,605
Juniper Networks, Inc.	21,138	637,311
Lumentum Holdings, Inc.(a)	4,472	215,774
Motorola Solutions, Inc.	10,566	3,078,932
NETGEAR, Inc.(a)	1,767	24,968
NetScout Systems, Inc.(a)	4,617	125,629
Ondas Holdings, Inc.(a)(b)	3,056	3,056
Ribbon Communications, Inc.(a)	4,557	11,666
Ubiquiti, Inc.	252	58,603
Viasat, Inc.(a)(b)	4,544	159,176
Viavi Solutions, Inc.(a)	14,749	132,151

		21,232,409

Construction & Engineering — 0.3%
AECOM	8,210	681,840
Ameresco, Inc., Class A(a)	2,330	96,928
API Group Corp.(a)	13,460	306,350
Arcosa, Inc.	3,111	210,117
Argan, Inc.	963	38,741
Comfort Systems USA, Inc.	2,306	344,724
Concrete Pumping Holdings, Inc.(a)(b)	1,884	13,094

Security	Shares	Value

Construction & Engineering (continued)
Construction Partners, Inc., Class A(a)	2,954	$76,627
Dycom Industries, Inc.(a)	1,865	172,736
EMCOR Group, Inc.	2,933	501,543
Fluor Corp.(a)	9,240	268,514
Granite Construction, Inc.	3,545	135,171
Great Lakes Dredge & Dock Corp.(a)	4,898	28,066
IES Holdings, Inc.(a)	991	42,801
MasTec, Inc.(a)(b)	3,885	345,027
MDU Resources Group, Inc.	13,340	389,795
MYR Group, Inc.(a)	942	120,567
Northwest Pipe Co.(a)	487	13,412
Primoris Services Corp	3,014	76,254
Quanta Services, Inc.	9,109	1,545,251
Sterling Infrastructure, Inc.(a)	1,738	64,167
Tutor Perini Corp.(a)	1,983	10,510
Valmont Industries, Inc.	1,345	390,803
WillScot Mobile Mini Holdings Corp.(a)	13,236	600,914

		6,473,952

Construction Materials — 0.1%
Eagle Materials, Inc.	2,360	349,776
Martin Marietta Materials, Inc.	3,990	1,449,168
Summit Materials, Inc., Class A(a)(b)	7,815	214,209
U.S. Lime & Minerals, Inc.	114	18,343
Vulcan Materials Co.	8,470	1,483,266

		3,514,762

Consumer Finance — 0.5%
Ally Financial, Inc.	19,656	518,525
American Express Co.	38,467	6,206,266
Atlanticus Holdings Corp.(a)	526	15,338
Bread Financial Holdings, Inc.	2,726	75,238
Capital One Financial Corp.	24,583	2,391,926
Consumer Portfolio Services, Inc.(a)	1,875	19,519
Credit Acceptance Corp.(a)(b)	431	210,975
Curo Group Holdings Corp.	1,724	2,758
Discover Financial Services	17,207	1,780,408
Encore Capital Group, Inc.(a)(b)	1,672	85,907
Enova International, Inc.(a)	2,095	92,012
Ezcorp, Inc., Class A(a)	4,461	38,409
FirstCash Holdings, Inc.	2,474	254,896
Green Dot Corp., Class A(a)	1,798	30,908
LendingClub Corp.(a)	7,657	54,977
LendingTree, Inc.(a)	601	14,322
Moneylion, Inc.(b)	500	4,650
Navient Corp.	7,631	126,217
Nelnet, Inc., Class A	903	86,959
NerdWallet, Inc., Class A(a)	2,065	28,022
OneMain Holdings, Inc.	7,323	280,984
Oportun Financial Corp.(a)	1,882	7,660
PRA Group, Inc.(a)	2,429	88,100
PROG Holdings, Inc.(a)	3,501	105,835
Regional Management Corp.	728	19,481
SLM Corp.	16,566	248,821
SoFi Technologies, Inc.(a)(b)	52,779	328,813
Synchrony Financial	28,414	838,497
Upstart Holdings, Inc.(a)(b)	4,483	62,314
World Acceptance Corp.(a)(b)	213	21,492

		14,040,229

Consumer Staples Distribution & Retail — 1.8%
Albertsons Cos., Inc., Class A	15,391	321,672
Andersons, Inc.	2,210	98,787
BJ’s Wholesale Club Holdings, Inc.(a)	8,748	668,085

7

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Consumer Staples Distribution & Retail (continued)
Casey’s General Stores, Inc.	2,327	$532,464
Chefs’ Warehouse, Inc.(a)	2,601	86,509
Costco Wholesale Corp.	28,605	14,394,608
Dollar General Corp.	14,536	3,219,143
Dollar Tree, Inc.(a)	13,442	2,066,170
Grocery Outlet Holding Corp.(a)	6,240	185,827
HF Foods Group, Inc.(a)	1,854	7,268
Ingles Markets, Inc., Class A	1,069	98,391
Kroger Co.	42,202	2,052,283
Natural Grocers by Vitamin Cottage, Inc.	357	3,852
Performance Food Group Co.(a)	9,498	595,430
PriceSmart, Inc.	1,657	122,088
Rite Aid Corp.(a)(b)	3,304	6,938
SpartanNash Co.	2,523	61,864
Sprouts Farmers Market, Inc.(a)	7,159	248,131
Sysco Corp.	32,565	2,499,038
Target Corp.	29,888	4,714,832
U.S. Foods Holding Corp.(a)	12,401	476,198
United Natural Foods, Inc.(a)	3,544	96,645
Village Super Market, Inc., Class A	1,208	26,443
Walgreens Boots Alliance, Inc.	46,113	1,625,483
Walmart, Inc.	91,945	13,880,937
Weis Markets, Inc.	1,178	97,173

		48,186,259

Containers & Packaging — 0.3%
Amcor PLC	97,463	1,069,169
AptarGroup, Inc.	4,279	507,104
Ardagh Group SA(a)	1,250	8,350
Ardagh Metal Packaging SA	8,206	33,481
Avery Dennison Corp.	5,282	921,603
Ball Corp.	19,823	1,054,187
Berry Global Group, Inc.	7,590	438,778
Crown Holdings, Inc.	7,399	634,686
Eightco Holdings, Inc.	28	53
Graphic Packaging Holding Co.	20,057	494,606
Greif, Inc., Class A	1,857	116,601
Greif, Inc., Class B	150	11,811
International Paper Co.	22,721	752,292
Myers Industries, Inc.	2,006	38,014
O-I Glass, Inc.(a)	9,817	220,588
Packaging Corp. of America	5,949	804,662
Pactiv Evergreen, Inc.	2,722	21,504
Ranpak Holdings Corp.(a)	2,577	10,514
Sealed Air Corp.	9,708	465,887
Silgan Holdings, Inc.	5,129	252,655
Sonoco Products Co.	6,394	387,604
TriMas Corp.	2,253	57,249
Westrock Co.	16,465	492,797

		8,794,195

Distributors — 0.1%
Funko, Inc., Class A(a)	2,563	25,271
Genuine Parts Co.	8,846	1,488,870
LKQ Corp.	16,316	941,923
Pool Corp.	2,458	863,545
Weyco Group, Inc.	929	25,213

		3,344,822

Diversified Consumer Services — 0.1%
2U, Inc.(a)	3,716	20,587
ADT, Inc.	14,416	96,587
Adtalem Global Education, Inc.(a)	2,748	111,486
American Public Education, Inc.(a)	1,286	7,330

Security	Shares	Value

Diversified Consumer Services (continued)
Bright Horizons Family Solutions, Inc.(a)	3,636	$276,772
Carriage Services, Inc.	750	21,533
Chegg, Inc.(a)	7,981	143,498
Coursera, Inc.(a)	7,465	92,865
Duolingo, Inc.(a)(b)	1,623	220,988
European Wax Center, Inc., Class A(a)	1,195	22,514
Frontdoor, Inc.(a)	5,809	158,934
Graham Holdings Co., Class B	237	136,410
Grand Canyon Education, Inc.(a)	1,933	229,447
H&R Block, Inc.	10,112	342,898
Laureate Education, Inc., Class A	9,584	118,746
Mister Car Wash, Inc.(a)(b)	4,380	38,632
Nerdy, Inc.(a)	3,456	13,720
OneSpaWorld Holdings Ltd.(a)	4,480	53,760
Perdoceo Education Corp.(a)	4,729	61,382
Rover Group, Inc.(a)	6,057	27,438
Service Corp. International	9,584	672,701
Strategic Education, Inc.	1,286	113,168
Stride, Inc.(a)	2,478	106,455
Udemy, Inc.(a)	4,678	42,523
Universal Technical Institute, Inc.(a)	3,497	24,689
WW International, Inc.(a)	2,679	22,370

		3,177,433

Diversified REITs — 0.1%
Alexander & Baldwin, Inc.	4,091	78,670
American Assets Trust, Inc.	2,957	53,817
Armada Hoffler Properties, Inc.	4,860	56,959
Broadstone Net Lease, Inc.	11,612	187,766
CTO Realty Growth, Inc.	1,428	24,048
Empire State Realty Trust, Inc., Class A	7,712	47,120
Essential Properties Realty Trust, Inc.	9,144	226,314
Gladstone Commercial Corp.	2,038	24,334
Global Net Lease, Inc.	5,657	63,698
One Liberty Properties, Inc.	1,518	33,426
Star Holdings	701	11,314
WP Carey, Inc.	13,398	994,132

		1,801,598

Diversified Telecommunication Services — 0.8%
Anterix, Inc.(a)(b)	1,678	52,991
AT&T, Inc.	462,317	8,169,141
ATN International, Inc.	370	13,383
Bandwidth, Inc., Class A(a)	1,206	14,677
Charge Enterprises, Inc.(a)(b)	6,537	6,929
Cogent Communications Holdings, Inc.	2,894	199,802
Consolidated Communications Holdings, Inc.(a)	4,659	18,030
EchoStar Corp., Class A(a)(b)	2,032	34,686
Frontier Communications Parent, Inc.(a)	16,370	368,980
Globalstar, Inc.(a)(b)	47,986	43,475
IDT Corp., Class B(a)	1,298	43,107
Iridium Communications, Inc.	7,688	487,957
Liberty Latin America Ltd., Class A(a)	4,385	38,895
Liberty Latin America Ltd., Class C(a)	7,372	65,463
Lumen Technologies, Inc.	67,212	159,293
Ooma, Inc.(a)	719	8,844
Radius Global Infrastructure, Inc., Class A(a)	5,304	77,916
Verizon Communications, Inc.	271,458	10,540,714

		20,344,283

Electric Utilities — 1.7%
ALLETE, Inc.	3,794	236,670
Alliant Energy Corp.	15,989	881,633
American Electric Power Co., Inc.	33,420	3,088,676

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Electric Utilities (continued)
Avangrid, Inc.	4,309	$173,480
Constellation Energy Corp.	20,970	1,623,078
Duke Energy Corp.	50,238	4,967,533
Edison International	24,188	1,780,237
Entergy Corp.	13,029	1,401,660
Evergy, Inc.	14,188	881,217
Eversource Energy	22,275	1,728,763
Exelon Corp.	64,359	2,731,396
FirstEnergy Corp.	34,959	1,391,368
Hawaiian Electric Industries, Inc.	7,119	279,136
IDACORP, Inc.	3,367	374,141
MGE Energy, Inc.	2,196	168,236
NextEra Energy, Inc.	128,391	9,838,602
NRG Energy, Inc.	13,418	458,493
OGE Energy Corp.	13,305	499,470
Otter Tail Corp.	2,546	183,185
PG&E Corp.(a)	105,961	1,812,993
Pinnacle West Capital Corp.	7,063	554,163
PNM Resources, Inc.	5,519	265,630
Portland General Electric Co.	5,482	277,499
PPL Corp.	47,371	1,360,495
Southern Co.	70,578	5,191,012
Via Renewables, Inc.(b)	104	1,076
Xcel Energy, Inc.	35,198	2,460,692

		44,610,534

Electrical Equipment — 0.7%
Acuity Brands, Inc.	2,125	334,432
Allied Motion Technologies, Inc.	976	33,594
AMETEK, Inc.	14,578	2,010,744
Array Technologies, Inc.(a)(b)	9,308	190,349
Atkore, Inc.(a)(b)	2,492	314,814
Babcock & Wilcox Enterprises, Inc.(a)	2,924	18,187
Blink Charging Co.(a)(b)	2,352	16,770
Bloom Energy Corp., Class A(a)(b)	12,009	199,950
ChargePoint Holdings, Inc.(a)(b)	18,288	158,557
Eaton Corp. PLC	25,637	4,284,455
Emerson Electric Co.	36,601	3,047,399
Encore Wire Corp.(b)	1,130	176,653
Energy Vault Holdings, Inc.(a)(b)	6,389	10,797
EnerSys	2,662	220,866
Enovix Corp.(a)(b)	6,695	72,440
ESS Tech, Inc.(a)	6,406	6,854
Fluence Energy, Inc.(a)(b)	2,273	41,050
FuelCell Energy, Inc.(a)(b)	31,425	59,079
Generac Holdings, Inc.(a)(b)	4,044	413,378
GrafTech International Ltd.(b)	15,814	74,484
Hubbell, Inc.	3,511	945,583
NEXTracker, Inc., Class A(a)(b)	2,250	70,853
NuScale Power Corp.(a)	1,721	15,265
nVent Electric PLC	10,933	458,421
Plug Power, Inc.(a)(b)	34,412	310,740
Powell Industries, Inc.	401	16,064
Preformed Line Products Co.	83	10,315
Regal Rexnord Corp.	4,276	556,564
Rockwell Automation, Inc.	7,341	2,080,513
Sensata Technologies Holding PLC	9,360	406,692
Shoals Technologies Group, Inc., Class A(a)(b)	10,850	226,656
Stem, Inc.(a)(b)	8,334	35,253
SunPower Corp.(a)(b)	5,371	71,005
Sunrun, Inc.(a)(b)	13,791	290,163
Thermon Group Holdings, Inc.(a)	2,167	45,030

Security	Shares	Value

Electrical Equipment (continued)
TPI Composites, Inc.(a)	2,227	$27,526
Vertiv Holdings Co.	20,664	308,307
Vicor Corp.(a)	1,638	70,385

		17,630,187

Electronic Equipment, Instruments & Components — 0.7%
908 Devices, Inc.(a)(b)	1,976	13,358
Advanced Energy Industries, Inc.	2,357	203,880
Aeva Technologies, Inc.(a)	4,909	4,869
Akoustis Technologies, Inc.(a)	1,380	3,933
Amphenol Corp., Class A	37,183	2,806,201
Arlo Technologies, Inc.(a)	4,365	28,111
Arrow Electronics, Inc.(a)	3,674	420,416
Avnet, Inc.	5,505	227,136
Badger Meter, Inc.	1,969	260,558
Belden, Inc.	2,832	223,416
Benchmark Electronics, Inc.	2,953	63,047
CDW Corp.	8,635	1,464,410
Cognex Corp.	11,403	543,809
Coherent Corp.(a)	7,271	248,232
Corning, Inc.	47,186	1,567,519
CTS Corp.	1,973	77,361
ePlus, Inc.(a)	1,893	82,421
Evolv Technologies Holdings, Inc.(a)	6,676	24,034
Fabrinet(a)	2,435	231,203
FARO Technologies, Inc.(a)	883	20,618
Focus Universal, Inc.(a)(b)	2,289	4,876
Identiv, Inc.(a)	1,391	7,651
Insight Enterprises, Inc.(a)	1,855	224,362
IPG Photonics Corp.(a)	2,002	230,190
Itron, Inc.(a)	3,111	166,127
Jabil, Inc.	8,431	658,883
Keysight Technologies, Inc.(a)	11,483	1,660,901
Kimball Electronics, Inc.(a)	2,170	43,682
Knowles Corp.(a)	5,726	96,655
Lightwave Logic, Inc.(a)(b)	7,025	31,613
Littelfuse, Inc.	1,555	376,683
Methode Electronics, Inc.	2,506	102,721
MicroVision, Inc.(a)(b)	9,988	19,976
Mirion Technologies, Inc.(a)(b)	8,978	72,722
Napco Security Technologies, Inc.(a)	2,262	70,122
National Instruments Corp.	8,306	483,658
nLight, Inc.(a)	2,689	23,583
Novanta, Inc.(a)	2,379	363,606
OSI Systems, Inc.(a)	853	96,355
Ouster, Inc.(b)	1,311	4,641
PAR Technology Corp.(a)(b)	1,911	58,457
PC Connection, Inc.	993	39,988
Plexus Corp.(a)	1,781	155,784
Rogers Corp.(a)	1,210	194,750
Sanmina Corp.(a)	3,539	184,948
ScanSource, Inc.(a)	945	25,846
SmartRent, Inc.(a)(b)	7,900	20,382
TD SYNNEX Corp.	2,821	251,182
Teledyne Technologies, Inc.(a)	2,946	1,220,822
Trimble, Inc.(a)	16,069	756,850
TTM Technologies, Inc.(a)	7,528	88,906
Vishay Intertechnology, Inc.	8,790	187,139
Vishay Precision Group, Inc.(a)	1,208	45,348

9

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Vontier Corp.	10,169	$275,885
Zebra Technologies Corp., Class A(a)	3,278	944,162

		17,703,988

Energy Equipment & Services — 0.4%
Archrock, Inc.	7,035	72,390
Baker Hughes Co.	60,348	1,764,576
Borr Drilling Ltd.(a)	13,940	96,883
Bristow Group, Inc.(a)	2,204	49,304
Cactus, Inc., Class A	3,908	158,196
ChampionX Corp.	12,877	348,709
Diamond Offshore Drilling, Inc.(a)	6,633	76,213
DMC Global, Inc.(a)	948	17,955
Dril-Quip, Inc.(a)(b)	2,080	56,742
Expro Group Holdings NV(a)	5,586	111,106
Halliburton Co.	57,421	1,880,538
Helix Energy Solutions Group, Inc.(a)	9,071	65,765
Helmerich & Payne, Inc.	6,801	225,521
Liberty Energy, Inc., Class A	7,420	95,050
Nabors Industries Ltd.(a)	626	62,437
Newpark Resources, Inc.(a)	9,939	39,756
NexTier Oilfield Solutions, Inc.(a)	11,391	92,039
Noble Corp. PLC(a)	5,486	210,937
NOV, Inc.	24,363	408,080
Oceaneering International, Inc.(a)	6,547	116,078
Oil States International, Inc.(a)	5,562	39,157
Patterson-UTI Energy, Inc.	12,949	144,899
ProFrac Holding Corp., Class A(a)	1,185	13,272
ProPetro Holding Corp.(a)	6,951	48,240
RPC, Inc.	4,947	36,558
Schlumberger NV	90,968	4,489,271
Select Energy Services, Inc., Class A	4,294	31,904
Solaris Oilfield Infrastructure, Inc., Class A	2,770	21,274
TETRA Technologies, Inc.(a)	6,116	17,431
Tidewater, Inc.(a)	3,312	149,139
U.S. Silica Holdings, Inc.(a)	4,387	57,250
Valaris Ltd.(a)(b)	4,039	242,340
Weatherford International PLC(a)	4,649	300,465

		11,539,475

Entertainment — 1.4%
Activision Blizzard, Inc.	50,158	3,897,778
AMC Entertainment Holdings, Inc., Class A(a)(b)	33,553	184,541
Cinemark Holdings, Inc.(a)(b)	6,744	113,839
Electronic Arts, Inc.	17,630	2,243,946
IMAX Corp.(a)	2,341	49,044
Liberty Media Corp.-Liberty Braves, Class A(a)(b)	602	23,580
Liberty Media Corp.-Liberty Braves, Class C(a)	2,200	83,644
Liberty Media Corp.-Liberty Formula One, Class A(a)	1,820	117,900
Liberty Media Corp.-Liberty Formula One, Class C(a)	12,636	912,193
Lions Gate Entertainment Corp., Class A(a)(b)	4,773	54,889
Lions Gate Entertainment Corp., Class B(a)	5,862	62,547
Live Nation Entertainment, Inc.(a)	10,251	694,813
Madison Square Garden Entertainment Corp.(a)(b)	3,530	106,624
Madison Square Garden Sports Corp.	1,284	257,442
Marcus Corp.(b)	914	16,013
Netflix, Inc.(a)	28,275	9,328,771
Playstudios, Inc.(a)	4,630	20,279
Playtika Holding Corp.(a)	7,314	73,140
ROBLOX Corp., Class A(a)	29,222	1,040,303
Roku, Inc.(a)(b)	7,962	447,544
Skillz, Inc.(a)	17,060	10,623
Spotify Technology SA(a)(b)	9,036	1,207,210

Security	Shares	Value

Entertainment (continued)
Take-Two Interactive Software, Inc.(a)(b)	10,595	$1,316,853
Vivid Seats, Inc., Class A(a)(b)	2,759	19,810
Walt Disney Co.(a)	117,660	12,060,150
Warner Bros Discovery, Inc., Class A(a)	151,752	2,065,345
World Wrestling Entertainment, Inc., Class A	2,716	291,074

		36,699,895

Financial Services — 4.2%
Affirm Holdings, Inc.(a)(b)	14,237	140,377
Alerus Financial Corp.	1,174	16,894
A-Mark Precious Metals, Inc.	876	31,361
Apollo Global Management, Inc.	31,042	1,967,752
AvidXchange Holdings, Inc.(a)	9,286	68,995

Banco Latinoamericano de Comercio Exterior SA, Class E	1,539	27,702
Berkshire Hathaway, Inc., Class B(a)	116,786	38,370,040
Block, Inc.(a)	34,487	2,096,465
Cannae Holdings, Inc.(a)	5,113	93,261
Cantaloupe, Inc.(a)	2,911	16,040
Cass Information Systems, Inc.	1,157	42,323
Compass Diversified Holdings	4,320	82,339
Enact Holdings, Inc.	1,946	46,976
Equitable Holdings, Inc.	23,633	614,222
Essent Group Ltd.	6,810	289,221
Euronet Worldwide, Inc.(a)	3,033	335,874
EVERTEC, Inc.	4,185	145,178
Federal Agricultural Mortgage Corp., Class C	456	60,780
Fidelity National Information Services, Inc.	38,219	2,244,220
Fiserv, Inc.(a)	37,967	4,636,530
FleetCor Technologies, Inc.(a)	4,682	1,001,573
Flywire Corp.(a)	3,641	106,208
Global Payments, Inc.	16,809	1,894,542
I3 Verticals, Inc., Class A(a)	1,114	25,901
International Money Express, Inc.(a)	2,474	63,780
Jack Henry & Associates, Inc.	4,737	773,742
Jackson Financial, Inc., Class A	4,500	162,045
Marqeta, Inc., Class A(a)	29,185	118,199
Mastercard, Inc., Class A	55,020	20,909,251
Merchants Bancorp	607	14,082
MGIC Investment Corp.	19,061	283,437
MoneyGram International, Inc.(a)	6,829	69,383
Mr. Cooper Group, Inc.(a)(b)	4,407	204,044
NMI Holdings, Inc., Class A(a)	5,784	135,346
Payoneer Global, Inc.(a)	14,272	77,925
PayPal Holdings, Inc.(a)	73,623	5,595,348
Paysafe Ltd.(a)	1,495	21,468
PennyMac Financial Services, Inc.	1,842	115,107
Radian Group, Inc.	10,815	262,480
Remitly Global, Inc.(a)(b)	6,039	101,455
Repay Holdings Corp.(a)	5,002	31,363
Rocket Cos., Inc., Class A(a)	8,621	76,813
Shift4 Payments, Inc., Class A(a)(b)	3,291	223,031
StoneCo Ltd., Class A(a)(b)	16,919	208,442
TFS Financial Corp.	4,986	60,031
Toast, Inc., Class A(a)(b)	16,689	303,740
UWM Holdings Corp.	6,038	36,228
Visa, Inc., Class A	105,127	24,466,207
Voya Financial, Inc.	6,398	489,319
Walker & Dunlop, Inc.	1,979	133,206
Waterstone Financial, Inc.	3,037	42,062

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Financial Services (continued)
Western Union Co.	20,244	$221,267
WEX, Inc.(a)	2,830	501,900

		110,055,475

Food Products — 1.2%
AppHarvest, Inc.(a)	2,442	1,133
Archer-Daniels-Midland Co.	35,293	2,755,678
B&G Foods, Inc.	4,306	69,068
Benson Hill, Inc.(a)	11,400	12,084
Beyond Meat, Inc.(a)(b)	4,136	56,001
BRC, Inc.(a)(b)	2,764	14,400
Bunge Ltd.	8,860	829,296
Calavo Growers, Inc.	1,277	40,813
Cal-Maine Foods, Inc.	2,254	107,065
Campbell Soup Co.	12,234	664,306
Conagra Brands, Inc.	30,067	1,141,343
Darling Ingredients, Inc.(a)(b)	10,208	608,091
Flowers Foods, Inc.	11,103	305,444
Fresh Del Monte Produce, Inc.	2,317	66,521
Freshpet, Inc.(a)(b)	3,087	212,910
General Mills, Inc.	38,026	3,370,244
Hain Celestial Group, Inc.(a)	6,528	117,047
Hershey Co.	9,381	2,561,576
Hormel Foods Corp.	18,225	737,019
Hostess Brands, Inc.(a)	9,038	232,819
Ingredion, Inc.	4,008	425,529
J & J Snack Foods Corp.	1,069	163,771
J M Smucker Co.	6,554	1,012,003
John B Sanfilippo & Son, Inc.	672	69,854
Kellogg Co.	16,237	1,132,856
Kraft Heinz Co.	44,960	1,765,579
Lamb Weston Holdings, Inc.	9,146	1,022,614
Lancaster Colony Corp.	1,204	251,781
Lifecore Biomedical, Inc.(a)	899	3,821
Local Bounti Corp.(a)(b)	7,541	4,034
McCormick & Co., Inc.	16,078	1,412,452
Mission Produce, Inc.(a)	1,882	21,436
Mondelez International, Inc., Class A	88,122	6,760,720
Pilgrim’s Pride Corp.(a)	2,884	65,784
Post Holdings, Inc.(a)	3,274	296,264
Seaboard Corp.	12	47,293
Seneca Foods Corp., Class A(a)	699	33,272
Simply Good Foods Co.(a)	5,858	213,056
Sovos Brands, Inc.(a)	2,778	47,643
SunOpta, Inc.(a)	6,076	51,646
Tattooed Chef, Inc.(a)(b)	2,366	3,644
Tootsie Roll Industries, Inc.	967	39,531
TreeHouse Foods, Inc.(a)	3,444	183,393
Tyson Foods, Inc., Class A	18,090	1,130,444
Utz Brands, Inc.	4,872	92,130
Vital Farms, Inc.(a)	2,834	36,502
Whole Earth Brands, Inc.(a)	1,975	4,740

		30,194,650

Gas Utilities — 0.1%
Atmos Energy Corp.	9,250	1,055,795
Brookfield Infrastructure Corp., Class A	6,222	265,057
Chesapeake Utilities Corp.	1,026	126,711
National Fuel Gas Co.	5,623	314,326
New Jersey Resources Corp.	6,393	330,135
Northwest Natural Holding Co.	2,475	116,226
ONE Gas, Inc.	3,452	265,631
Southwest Gas Holdings, Inc.	4,185	234,360

Security	Shares	Value

Gas Utilities (continued)
Spire, Inc.	3,161	$214,095
UGI Corp.	13,763	466,290

		3,388,626

Ground Transportation — 1.0%
ArcBest Corp.	1,534	144,810
Avis Budget Group, Inc.(a)	1,710	302,106
Covenant Logistics Group, Inc.	1,017	40,060
CSX Corp.	135,906	4,164,160
Daseke, Inc.(a)	1,895	15,501
Heartland Express, Inc.	3,436	49,753
Hertz Global Holdings, Inc.(a)(b)	12,497	208,450
JB Hunt Transport Services, Inc.	5,258	921,675
Knight-Swift Transportation Holdings, Inc.	9,826	553,400
Landstar System, Inc.	2,294	403,813
Lyft, Inc., Class A(a)	22,002	225,520
Marten Transport Ltd.	4,841	97,740
Norfolk Southern Corp.	14,667	2,977,841
Old Dominion Freight Line, Inc.	6,383	2,045,049
PAM Transportation Services, Inc.(a)	886	19,891
RXO, Inc.(a)	6,858	124,061
Ryder System, Inc.	3,073	243,259
Saia, Inc.(a)(b)	1,698	505,613
Schneider National, Inc., Class B	3,106	81,284
TuSimple Holdings, Inc., Class A(a)(b)	10,700	12,947
Uber Technologies, Inc.(a)	123,600	3,837,780
U-Haul Holding Co.	5,740	314,529
Union Pacific Corp.	39,754	7,779,858
Universal Logistics Holdings, Inc.	345	8,832
Werner Enterprises, Inc.	3,887	175,576
XPO, Inc.(a)	6,858	302,986

		25,556,494

Health Care Equipment & Supplies — 3.0%
Abbott Laboratories	110,934	12,254,879
Align Technology, Inc.(a)	5,052	1,643,416
Alphatec Holdings, Inc.(a)	5,618	81,124
AngioDynamics, Inc.(a)	2,055	17,098
Artivion, Inc.(a)	2,287	31,721
AtriCure, Inc.(a)	3,211	141,252
Atrion Corp.	93	57,223
Avanos Medical, Inc.(a)	2,746	81,117
Axogen, Inc.(a)	2,915	26,293
Axonics, Inc.(a)	2,947	169,335
Baxter International, Inc.	32,433	1,546,405
Becton Dickinson & Co.	18,365	4,854,053
Bioventus, Inc., Class A(a)	2,413	2,437
Boston Scientific Corp.(a)	91,921	4,790,922
Butterfly Network, Inc.(a)(b)	9,583	20,699
Cerus Corp.(a)(b)	10,433	24,100
CONMED Corp.	1,948	244,610
Cooper Cos., Inc.	3,097	1,181,351
Cue Health, Inc.(a)	6,722	5,290
Cutera, Inc.(a)(b)	1,121	25,559
Dentsply Sirona, Inc.	14,055	589,326
Dexcom, Inc.(a)	24,835	3,013,479
Edwards Lifesciences Corp.(a)	39,852	3,506,179
Embecta Corp.	4,176	115,884
Enovis Corp.(a)	3,332	194,089
Envista Holdings Corp.(a)	10,236	393,984
Figs, Inc., Class A(a)(b)	8,730	62,856
GE HealthCare Technologies, Inc.(a)	23,527	1,913,686
Glaukos Corp.(a)	3,038	144,335

11

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Globus Medical, Inc., Class A(a)	5,115	$297,386
Haemonetics Corp.(a)	3,257	272,643
Heska Corp.(a)	575	67,367
Hologic, Inc.(a)	15,598	1,341,584
ICU Medical, Inc.(a)(b)	1,366	258,365
IDEXX Laboratories, Inc.(a)	5,289	2,603,034
Inari Medical, Inc.(a)	3,207	213,009
Inogen, Inc.(a)	1,013	13,483
Inspire Medical Systems, Inc.(a)	1,865	499,130
Insulet Corp.(a)	4,416	1,404,465
Integer Holdings Corp.(a)	1,962	161,571
Integra LifeSciences Holdings Corp.(a)	4,941	273,336
Intuitive Surgical, Inc.(a)	22,757	6,854,864
iRadimed Corp.	736	30,640
iRhythm Technologies, Inc.(a)	1,872	245,981
Lantheus Holdings, Inc.(a)	4,525	386,661
LeMaitre Vascular, Inc.	1,369	73,926
LivaNova PLC(a)	3,277	156,968
Masimo Corp.(a)(b)	3,052	577,255
Medtronic PLC	86,401	7,858,171
Merit Medical Systems, Inc.(a)	3,518	285,978
Mesa Laboratories, Inc	384	63,940
Nano-X Imaging Ltd.(a)(b)	2,926	17,878
Neogen Corp.(a)(b)	14,114	243,043
Nevro Corp.(a)	2,489	72,853
Novocure Ltd.(a)(b)	6,754	445,089
NuVasive, Inc.(a)	3,253	140,009
Omnicell, Inc.(a)	2,769	168,272
OraSure Technologies, Inc.(a)	4,522	30,750
Orthofix Medical, Inc.(a)	1,626	30,618
OrthoPediatrics Corp.(a)	618	31,172
Outset Medical, Inc.(a)	2,818	50,696
Paragon 28, Inc.(a)	2,936	54,081
Penumbra, Inc.(a)	2,262	642,679
PROCEPT BioRobotics Corp.(a)	1,619	49,201
Pulmonx Corp.(a)	2,550	29,962
QuidelOrtho Corp.(a)	3,074	276,506
ResMed, Inc.	9,295	2,239,723
RxSight, Inc.(a)	1,911	34,207
Senseonics Holdings, Inc.(a)	34,405	20,474
Shockwave Medical, Inc.(a)	2,333	676,943
SI-BONE, Inc.(a)	1,664	36,774
Sight Sciences, Inc.(a)	2,874	27,792
Silk Road Medical, Inc.(a)	2,576	113,396
STAAR Surgical Co.(a)	3,016	212,538
STERIS PLC	6,395	1,205,777
Stryker Corp.	22,687	6,798,160
Surmodics, Inc.(a)	823	18,962
Tactile Systems Technology, Inc.(a)	1,111	20,254
Tandem Diabetes Care, Inc.(a)	4,223	167,146
Teleflex, Inc.	3,075	837,999
TransMedics Group, Inc.(a)	1,883	148,945
Treace Medical Concepts, Inc.(a)	1,854	45,404
UFP Technologies, Inc.(a)	514	70,850
Utah Medical Products, Inc.	90	8,536
Varex Imaging Corp.(a)	2,011	35,675
Vicarious Surgical, Inc.(a)	7,131	16,045
ViewRay, Inc.(a)	10,180	12,012
Zimmer Biomet Holdings, Inc.	13,487	1,867,140

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Zimvie, Inc.(a)	1,143	$9,407
Zynex, Inc.(a)(b)	2,679	30,648

		78,010,075

Health Care Providers & Services — 2.9%
23andMe Holding Co., Class A(a)(b)	12,498	24,621
Acadia Healthcare Co., Inc.(a)	5,731	414,294
Accolade, Inc.(a)	4,551	61,575
AdaptHealth Corp.(a)	4,211	50,027
Addus HomeCare Corp.(a)	862	70,460
Agiliti, Inc.(a)	2,703	45,194
Agilon Health, Inc.(a)(b)	11,904	288,910
Alignment Healthcare, Inc.(a)	7,317	46,024
Amedisys, Inc.(a)	2,266	181,960
AmerisourceBergen Corp.	10,513	1,754,094
AMN Healthcare Services, Inc.(a)	2,864	247,306
Apollo Medical Holdings, Inc.(a)	2,670	94,758
Aveanna Healthcare Holdings, Inc.(a)	1,972	2,426
Brookdale Senior Living, Inc.(a)(b)	14,257	61,163
Cano Health, Inc.(a)	10,355	12,012
Cardinal Health, Inc.	16,799	1,379,198
CareMax, Inc.(a)(b)	4,295	10,823
Castle Biosciences, Inc.(a)	1,921	43,472
Centene Corp.(a)	35,113	2,420,339
Chemed Corp.	966	532,507
Cigna Group	18,897	4,786,421
Clover Health Investments Corp.(a)(b)	24,965	18,439
Community Health Systems, Inc.(a)	6,300	39,942
CorVel Corp.(a)	587	118,592
Cross Country Healthcare, Inc.(a)	2,722	59,830
CVS Health Corp.	82,828	6,072,121
DaVita, Inc.(a)	3,593	324,663
DocGo, Inc.(a)(b)	4,887	41,540
Elevance Health, Inc.	15,559	7,291,725
Encompass Health Corp.	6,570	421,465
Enhabit, Inc.(a)	3,056	37,436
Ensign Group, Inc.	3,537	343,407
Fulgent Genetics, Inc.(a)	1,533	45,331
Guardant Health, Inc.(a)	6,176	139,331
HCA Healthcare, Inc.	13,869	3,984,980
HealthEquity, Inc.(a)	5,146	275,054
Henry Schein, Inc.(a)	8,612	695,936
Hims & Hers Health, Inc.(a)	8,208	95,131
Humana, Inc.	8,145	4,320,841
Innovage Holding Corp.(a)	978	5,976
Invitae Corp.(a)(b)	19,431	26,426
Joint Corp.(a)	820	12,948
Laboratory Corp. of America Holdings	5,591	1,267,536
LifeStance Health Group, Inc.(a)	5,834	47,547
McKesson Corp.	8,839	3,219,517
ModivCare, Inc.(a)	947	60,229
Molina Healthcare, Inc.(a)	3,649	1,087,001
National HealthCare Corp.	1,106	64,048
National Research Corp.	1,109	48,275
NeoGenomics, Inc.(a)	8,616	125,966
Nutex Health, Inc.(a)(b)	16,301	9,262
Oak Street Health, Inc.(a)	7,240	282,143
Oncology Institute, Inc.(a)	4,806	2,451
OPKO Health, Inc.(a)(b)	22,404	32,934
Option Care Health, Inc.(a)	11,137	358,055
Owens & Minor, Inc.(a)	5,611	87,195
Patterson Cos., Inc.	5,305	143,819

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Pediatrix Medical Group, Inc.(a)	5,332	$76,408
Pennant Group, Inc.(a)	1,158	16,061
PetIQ, Inc.(a)	1,413	16,659
Premier, Inc., Class A	7,997	266,540
Privia Health Group, Inc.(a)	2,853	78,828
Progyny, Inc.(a)(b)	5,002	166,266
Quest Diagnostics, Inc.	7,192	998,322
R1 RCM, Inc.(a)(b)	9,585	149,430
RadNet, Inc.(a)	3,480	96,257
Select Medical Holdings Corp.	6,381	194,620
Sema4 Holdings Corp.(a)	13,770	3,767
Surgery Partners, Inc.(a)	3,294	130,640
Tenet Healthcare Corp.(a)	6,789	497,769
U.S. Physical Therapy, Inc.	849	90,385
UnitedHealth Group, Inc.	60,524	29,783,255
Universal Health Services, Inc., Class B	4,015	603,655

		76,903,538

Health Care REITs — 0.3%
CareTrust REIT, Inc.	6,801	132,552
Community Healthcare Trust, Inc.	1,398	50,034
Diversified Healthcare Trust	14,315	13,075
Global Medical REIT, Inc.	3,155	29,278
Healthcare Realty Trust, Inc.	24,172	478,122
Healthpeak Properties, Inc.	36,305	797,621
LTC Properties, Inc.	2,807	93,894
Medical Properties Trust, Inc.	40,113	351,791
National Health Investors, Inc.	2,865	142,591
Omega Healthcare Investors, Inc.	14,890	398,456
Physicians Realty Trust	14,761	212,854
Sabra Health Care REIT, Inc.	15,945	181,773
Universal Health Realty Income Trust	517	22,490
Ventas, Inc.	25,579	1,229,071
Welltower, Inc.	30,460	2,413,041

		6,546,643

Health Care Technology — 0.1%
American Well Corp., Class A(a)	14,687	32,165
Certara, Inc.(a)	7,090	171,365
Computer Programs and Systems, Inc.(a)	440	11,387
Definitive Healthcare Corp.(a)(b)	2,101	22,481
Doximity, Inc., Class A(a)(b)	7,514	276,140
Evolent Health, Inc., Class A(a)	5,119	186,383
Health Catalyst, Inc.(a)	2,795	35,217
HealthStream, Inc.	1,619	39,892
Multiplan Corp.(a)(b)	23,893	23,375
NextGen Healthcare, Inc.(a)	3,477	58,205
OptimizeRx Corp.(a)	814	12,234
Phreesia, Inc.(a)	3,516	111,246
Schrodinger, Inc.(a)	3,581	105,711
Sharecare, Inc.(a)(b)	16,795	25,864
Simulations Plus, Inc.	1,116	46,593
Teladoc Health, Inc.(a)(b)	10,028	266,043
Veeva Systems, Inc., Class A(a)	8,954	1,603,482
Veradigm, Inc.(a)	7,214	90,103

		3,117,886

Hotel & Resort REITs — 0.1%
Apple Hospitality REIT, Inc.	13,033	194,061
Ashford Hospitality Trust, Inc.(a)(b)	3,471	11,801
Braemar Hotels & Resorts, Inc.	3,646	13,855
Chatham Lodging Trust	2,016	20,644
DiamondRock Hospitality Co.	11,505	93,306

Security	Shares	Value

Hotel & Resort REITs (continued)
Hersha Hospitality Trust, Class A	1,059	$6,672
Host Hotels & Resorts, Inc.	46,606	753,619
Park Hotels & Resorts, Inc.	14,578	175,665
Pebblebrook Hotel Trust	8,080	114,978
RLJ Lodging Trust	11,744	118,614
Ryman Hospitality Properties, Inc.	3,591	321,969
Service Properties Trust	8,692	76,229
Summit Hotel Properties, Inc.	5,580	35,935
Sunstone Hotel Investors, Inc.	14,339	136,651
Xenia Hotels & Resorts, Inc.	7,531	95,343

		2,169,342

Hotels, Restaurants & Leisure — 2.4%
Accel Entertainment, Inc.(a)	5,026	44,480
Airbnb, Inc., Class A(a)	24,181	2,893,740
Aramark	14,847	515,191
Bally’s Corp.(a)	2,881	49,553
Biglari Holdings, Inc., Class B(a)	32	5,542
BJ’s Restaurants, Inc.(a)	1,084	35,273
Bloomin’ Brands, Inc.	5,912	146,440
Bluegreen Vacations Holding Corp.	881	25,364
Booking Holdings, Inc.(a)	2,503	6,723,834
Bowlero Corp.(a)	2,290	33,503
Boyd Gaming Corp.	4,982	345,751
Brinker International, Inc.(a)	2,824	112,734
Caesars Entertainment, Inc.(a)	13,226	599,006
Carnival Corp.(a)(b)	65,013	598,770
Century Casinos, Inc.(a)	1,395	9,821
Cheesecake Factory, Inc.	3,485	117,410
Chipotle Mexican Grill, Inc.(a)	1,772	3,663,823
Choice Hotels International, Inc.	2,010	256,315
Churchill Downs, Inc.	2,317	677,792
Chuy’s Holdings, Inc.(a)	1,136	39,624
Cracker Barrel Old Country Store, Inc.	1,446	153,507
Darden Restaurants, Inc.	7,743	1,176,394
Dave & Buster’s Entertainment, Inc.(a)	2,569	91,097
Denny’s Corp.(a)	3,384	37,935
Dine Brands Global, Inc.	887	57,593
Domino’s Pizza, Inc.	2,270	720,657
DoorDash, Inc., Class A(a)	15,961	976,654
DraftKings, Inc., Class A(a)(b)	23,161	507,457
El Pollo Loco Holdings, Inc.	399	3,719
Everi Holdings, Inc.(a)	5,012	76,182
Expedia Group, Inc.(a)	9,596	901,640
F45 Training Holdings, Inc.(a)	2,382	2,025
First Watch Restaurant Group, Inc.(a)(b)	1,553	24,972
Full House Resorts, Inc.(a)	2,239	15,763
Golden Entertainment, Inc.(a)	1,082	45,617
Hilton Grand Vacations, Inc.(a)(b)	5,593	239,380
Hilton Worldwide Holdings, Inc.	16,874	2,430,193
Hyatt Hotels Corp., Class A(a)	2,928	334,670
Inspired Entertainment, Inc.(a)	902	11,546
International Game Technology PLC	6,271	176,466
Jack in the Box, Inc.	1,529	141,723
Krispy Kreme, Inc.(b)	5,441	83,683
Kura Sushi USA, Inc., Class A(a)	372	25,638
Las Vegas Sands Corp.(a)	21,151	1,350,491
Life Time Group Holdings, Inc.(a)	3,549	73,784
Light & Wonder, Inc., Class A(a)(b)	6,222	375,124
Lindblad Expeditions Holdings, Inc.(a)	2,077	23,491
Marriott International, Inc., Class A	17,139	2,902,318
Marriott Vacations Worldwide Corp.	2,465	331,690

13

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
McDonald’s Corp.	47,856	$14,153,412
MGM Resorts International	19,804	889,596
Monarch Casino & Resort, Inc.	999	69,291
NEOGAMES SA(a)	1,806	24,291
Noodles & Co.(a)	1,836	9,070
Norwegian Cruise Line Holdings Ltd.(a)(b)	27,499	367,112
ONE Group Hospitality, Inc.(a)	2,463	19,285
Papa John’s International, Inc.	2,240	167,530
Penn Entertainment, Inc.(a)(b)	10,233	304,841
Planet Fitness, Inc., Class A(a)	5,262	437,483
Portillo’s, Inc., Class A(a)	1,965	42,483
RCI Hospitality Holdings, Inc.	626	46,887
Red Rock Resorts, Inc., Class A	3,336	162,797
Royal Caribbean Cruises Ltd.(a)	14,056	919,684
Rush Street Interactive, Inc.(a)	2,591	8,058
Ruth’s Hospitality Group, Inc.	1,993	32,207
Sabre Corp.(a)	21,234	84,936
SeaWorld Entertainment, Inc.(a)	2,631	141,179
Shake Shack, Inc., Class A(a)	2,297	125,899
Six Flags Entertainment Corp.(a)	4,559	110,647
Sonder Holdings, Inc.(a)	11,715	4,804
Starbucks Corp.	74,127	8,471,975
Sweetgreen, Inc., Class A(a)	5,522	43,845
Target Hospitality Corp.(a)	2,425	30,579
Texas Roadhouse, Inc.	4,216	466,374
Travel & Leisure Co.	4,909	187,867
Vacasa, Inc., Class A(a)	6,820	5,433
Vail Resorts, Inc.	2,637	634,251
Wendy’s Co.	10,460	231,166
Wingstop, Inc.	1,900	380,209
Wyndham Hotels & Resorts, Inc.	5,632	384,215
Wynn Resorts Ltd.(a)	6,639	758,705
Xponential Fitness, Inc., Class A(a)(b)	1,307	43,236
Yum! Brands, Inc.	18,156	2,552,370

		62,497,092

Household Durables — 0.5%
Aterian, Inc.(a)(b)	1,384	1,095
Beazer Homes USA, Inc.(a)	1,012	21,566
Cavco Industries, Inc.(a)	513	154,013
Century Communities, Inc.	1,627	109,562
D.R. Horton, Inc.	20,231	2,221,768
Dream Finders Homes, Inc., Class A(a)(b)	1,935	29,509
Ethan Allen Interiors, Inc.	1,903	53,151
Garmin Ltd.	9,823	964,324
GoPro, Inc., Class A(a)	8,298	35,515
Green Brick Partners, Inc.(a)	1,939	72,267
Helen of Troy Ltd.(a)	1,678	168,371
Hovnanian Enterprises, Inc., Class A(a)(b)	259	19,106
Installed Building Products, Inc.	1,495	185,784
iRobot Corp.(a)	1,749	68,788
KB Home	4,712	206,480
La-Z-Boy, Inc.	2,410	69,239
Legacy Housing Corp.(a)	1,461	31,558
Leggett & Platt, Inc.	8,651	279,514
Lennar Corp., B Shares	1,295	126,677
Lennar Corp., Class A	15,748	1,776,532
LGI Homes, Inc.(a)(b)	1,213	144,104
Lifetime Brands, Inc.	464	2,274
Lovesac Co.(a)	653	17,167
M/I Homes, Inc.(a)	1,521	102,880
MDC Holdings, Inc.	4,300	176,171

Security	Shares	Value

Household Durables (continued)
Meritage Homes Corp.	2,381	$304,887
Mohawk Industries, Inc.(a)	3,384	358,366
Newell Brands, Inc.	23,980	291,357
NVR, Inc.(a)	188	1,097,920
PulteGroup, Inc.	14,723	988,650
Purple Innovation, Inc.	3,669	10,897
Skyline Champion Corp.(a)	3,500	259,595
Snap One Holdings Corp.(a)	1,999	19,510
Sonos, Inc.(a)	7,986	168,824
Taylor Morrison Home Corp.(a)	7,237	311,842
Tempur Sealy International, Inc.	10,812	405,126
Toll Brothers, Inc.	6,886	440,084
TopBuild Corp.(a)	2,055	463,361
Traeger, Inc.(a)(b)	1,304	3,964
Tri Pointe Homes, Inc.(a)	6,899	197,863
Tupperware Brands Corp.(a)(b)	3,393	4,241
Universal Electronics, Inc.(a)	976	9,809
Vizio Holding Corp., Class A(a)	4,238	36,320
Vuzix Corp.(a)(b)	2,953	11,871
Whirlpool Corp.	3,376	471,256

		12,893,158

Household Products — 1.3%
Central Garden & Pet Co.(a)	682	25,125
Central Garden & Pet Co., Class A(a)	2,523	89,138
Church & Dwight Co., Inc.	15,806	1,535,079
Clorox Co.	8,009	1,326,451
Colgate-Palmolive Co.	53,588	4,276,322
Energizer Holdings, Inc.	4,687	156,686
Kimberly-Clark Corp.	21,722	3,147,300
Procter & Gamble Co.	152,808	23,896,115
Reynolds Consumer Products, Inc.	3,809	106,766
Spectrum Brands Holdings, Inc.	2,456	163,324
WD-40 Co.	970	184,688

		34,906,994

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	43,613	1,031,884
Altus Power, Inc.(a)	6,825	30,985
Brookfield Renewable Corp., Class A	8,444	282,114
Clearway Energy, Inc., Class A	3,272	94,823
Clearway Energy, Inc., Class C	4,140	125,732
Montauk Renewables, Inc.(a)	3,696	24,578
Ormat Technologies, Inc.(b)	3,191	273,820
Sunnova Energy International, Inc.(a)(b)	6,377	114,531
Vistra Corp.	25,671	612,510

		2,590,977

Industrial Conglomerates — 0.7%
3M Co.	35,640	3,785,681
Brookfield Business Corp., Class A	2,141	39,523
General Electric Co.	69,969	6,924,832
Honeywell International, Inc.	43,577	8,708,427

		19,458,463

Industrial REITs — 0.4%
Americold Realty Trust, Inc.	17,785	526,258
EastGroup Properties, Inc.	2,545	423,895
First Industrial Realty Trust, Inc.	8,721	457,591
Indus Realty Trust, Inc.	343	22,833
Industrial Logistics Properties Trust	4,718	9,719
Innovative Industrial Properties, Inc.	1,807	123,870
LXP Industrial Trust	18,394	172,904
Plymouth Industrial REIT, Inc.	2,004	40,561

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Industrial REITs (continued)
Prologis, Inc.	59,460	$7,447,365
Rexford Industrial Realty, Inc.	12,658	705,937
STAG Industrial, Inc.	11,608	393,163
Terreno Realty Corp.	5,012	308,689

		10,632,785

Insurance — 2.3%
Aflac, Inc.	39,642	2,768,994
Allstate Corp.	17,100	1,979,496
Ambac Financial Group, Inc.(a)	3,841	61,264
American Equity Investment Life Holding Co.	4,993	192,430
American Financial Group, Inc.	4,339	532,525
American International Group, Inc.	48,169	2,554,884
AMERISAFE, Inc.	1,410	78,466
Aon PLC, Class A	13,261	4,312,212
Arch Capital Group Ltd.(a)	22,991	1,725,934
Argo Group International Holdings Ltd.	2,322	68,290
Arthur J Gallagher & Co.	13,443	2,796,951
Assurant, Inc.	3,407	419,504
Assured Guaranty Ltd.	3,483	187,629
Axis Capital Holdings Ltd.	5,100	288,354
Bright Health Group, Inc.(a)	13,038	2,095
Brighthouse Financial, Inc.(a)	4,515	199,563
Brown & Brown, Inc.	15,190	978,084
BRP Group, Inc., Class A(a)(b)	4,318	108,770
Chubb Ltd.	26,985	5,439,097
Cincinnati Financial Corp.	9,833	1,046,625
CNA Financial Corp.	1,699	66,108
CNO Financial Group, Inc.	7,685	172,451
Crawford & Co., Class A	3,010	27,180
eHealth, Inc.(a)	1,290	7,740
Employers Holdings, Inc.	798	31,593
Enstar Group Ltd.(a)	780	187,668
Erie Indemnity Co., Class A	1,602	348,163
Everest Re Group Ltd.	2,498	944,244
F&G Annuities & Life, Inc.	1,150	21,080
Fidelity National Financial, Inc.	16,924	600,633
First American Financial Corp.	6,362	366,515
Genworth Financial, Inc., Class A(a)	15,800	91,798
Globe Life, Inc.	5,770	626,160
Goosehead Insurance, Inc., Class A(a)	1,246	71,645
Greenlight Capital Re Ltd., Class A(a)	1,310	12,812
Hanover Insurance Group, Inc.	2,331	278,694
Hartford Financial Services Group, Inc.	20,810	1,477,302
HCI Group, Inc.	444	22,493
Hippo Holdings, Inc.(a)	930	16,963
Horace Mann Educators Corp.	1,576	49,297
Investors Title Co.	51	7,588
James River Group Holdings Ltd.	2,673	52,043
Kemper Corp.	4,044	196,741
Kinsale Capital Group, Inc.	1,432	467,849
Lemonade, Inc.(a)(b)	3,392	36,769
Lincoln National Corp.	11,067	240,486
Loews Corp.	12,593	724,979
Markel Corp.(a)(b)	851	1,164,619
Marsh & McLennan Cos., Inc.	32,134	5,790,225
MBIA, Inc.(a)	2,769	27,856
Mercury General Corp.	2,282	69,396
MetLife, Inc.	43,308	2,656,080
National Western Life Group, Inc., Class A	175	44,621
Old Republic International Corp.	17,819	450,286
Oscar Health, Inc., Class A(a)	8,387	56,445

Security	Shares	Value

Insurance (continued)
Palomar Holdings, Inc.(a)	1,645	$82,678
Primerica, Inc.	2,370	432,549
Principal Financial Group, Inc.	15,708	1,173,231
ProAssurance Corp.	1,892	33,980
Progressive Corp.	37,783	5,153,601
Prudential Financial, Inc.	24,111	2,097,657
Reinsurance Group of America, Inc.	4,393	625,212
RenaissanceRe Holdings Ltd.	2,740	590,223
RLI Corp.	2,496	347,069
Ryan Specialty Holdings, Inc.(a)(b)	5,331	217,825
Safety Insurance Group, Inc.	657	48,020
Selective Insurance Group, Inc.	3,832	369,137
Selectquote, Inc.(a)	8,469	8,977
SiriusPoint Ltd.(a)	6,850	59,526
Stewart Information Services Corp.	1,098	45,732
Tiptree, Inc.	2,116	29,137
Travelers Cos., Inc.	15,192	2,751,879
Trupanion, Inc.(a)(b)	2,521	88,512
United Fire Group, Inc.	1,781	47,909
Universal Insurance Holdings, Inc.	1,090	16,808
Unum Group	13,227	558,179
W.R. Berkley Corp.	13,257	781,102
White Mountains Insurance Group Ltd.(b)	161	230,575
Willis Towers Watson PLC	6,975	1,615,410

		60,552,617

Interactive Media & Services — 4.4%
Alphabet, Inc., Class A(a)	388,635	41,716,081
Alphabet, Inc., Class C(a)	338,264	36,606,930
Arena Group Holdings, Inc.(a)	1,698	6,962
Bumble, Inc., Class A(a)	6,338	115,415
Cargurus, Inc.(a)	6,510	107,024
Cars.com, Inc.(a)	4,460	87,282
DHI Group, Inc.(a)	4,676	17,161
Eventbrite, Inc., Class A(a)	4,028	29,284
EverQuote, Inc., Class A(a)	1,224	8,531
fuboTV, Inc.(a)(b)	12,757	14,543
IAC, Inc.(a)	5,073	262,629
Match Group, Inc.(a)	18,419	679,661
MediaAlpha, Inc., Class A(a)	1,139	8,429
Meta Platforms, Inc., Class A(a)	143,784	34,554,171
Outbrain, Inc.(a)	4,466	17,105
Pinterest, Inc., Class A(a)	38,821	892,883
QuinStreet, Inc.(a)	3,046	33,841
Shutterstock, Inc.	1,408	94,336
TripAdvisor, Inc.(a)	7,461	132,283
TrueCar, Inc.(a)	5,805	14,919
Vimeo, Inc.(a)	7,862	25,866
Vinco Ventures, Inc.(a)(b)	13,827	2,533
Yelp, Inc.(a)	4,499	134,610
Ziff Davis, Inc.(a)(b)	3,041	222,419
ZipRecruiter, Inc., Class A(a)(b)	5,115	86,648
ZoomInfo Technologies, Inc., CLass A(a)	18,414	403,451

		116,274,997

IT Services — 1.3%
Accenture PLC, Class A	40,980	11,486,284
Akamai Technologies, Inc.(a)	9,930	813,962
Amdocs Ltd.	7,742	706,457
BigCommerce Holdings, Inc., Series-1(a)	4,449	32,878
Brightcove, Inc.(a)	2,245	9,294
Cerberus Cyber Sentinel Corp.(a)	3,920	831
Cloudflare, Inc., Class A(a)	18,136	853,299

15

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Cognizant Technology Solutions Corp., Class A	33,151	$1,979,446
Cyxtera Technologies, Inc.(a)(b)	2,123	690
DigitalOcean Holdings, Inc.(a)	4,527	142,782
DXC Technology Co.(a)	15,334	365,716
Edgio, Inc.(a)	13,086	8,650
EPAM Systems, Inc.(a)	3,533	997,861
Fastly, Inc., Class A(a)	7,006	103,549
Gartner, Inc.(a)	4,931	1,491,430
Globant SA(a)	2,664	417,902
GoDaddy, Inc., Class A(a)	10,148	768,001
Grid Dynamics Holdings, Inc.(a)(b)	3,516	38,219
Hackett Group, Inc.	1,720	31,923
Information Services Group, Inc.	4,090	20,818
International Business Machines Corp.	58,229	7,360,728
Kyndryl Holdings, Inc.(a)	13,127	189,816
MongoDB, Inc.(a)(b)	4,340	1,041,426
Okta, Inc.(a)	9,707	665,221
Perficient, Inc.(a)	2,180	141,526
PFSweb, Inc.	2,076	8,346
Rackspace Technology, Inc.(a)	2,884	4,211
Snowflake, Inc., Class A(a)(b)	19,973	2,957,602
Squarespace, Inc., Class A(a)	1,981	61,609
Thoughtworks Holding, Inc.(a)	4,953	30,857
Tucows, Inc., Class A(a)(b)	474	10,613
Twilio, Inc., Class A(a)	11,112	584,602
Unisys Corp.(a)	3,469	11,135
VeriSign, Inc.(a)	6,040	1,339,672
Wix.com Ltd.(a)(b)	3,477	303,299

		34,980,655

Leisure Products — 0.1%
Acushnet Holdings Corp.(b)	2,268	113,695
AMMO, Inc.(a)	3,293	6,487
Brunswick Corp.	4,620	391,730
Clarus Corp.(b)	1,492	14,517
Hasbro, Inc.	8,324	492,947
Johnson Outdoors, Inc., Class A	138	8,004
Latham Group, Inc.(a)	2,161	5,208
Malibu Boats, Inc., Class A(a)	1,332	75,591
MasterCraft Boat Holdings, Inc.(a)(b)	1,420	41,563
Mattel, Inc.(a)	22,747	409,446
Peloton Interactive, Inc., Class A(a)(b)	20,787	184,589
Polaris, Inc.(b)	3,649	396,464
Smith & Wesson Brands, Inc.	2,956	35,531
Sturm Ruger & Co., Inc.	1,052	60,553
Topgolf Callaway Brands Corp.(a)(b)	9,369	207,711
Vista Outdoor, Inc.(a)	3,171	76,421
YETI Holdings, Inc.(a)	5,929	233,899

		2,754,356

Life Sciences Tools & Services — 1.7%
10X Genomics, Inc., Class A(a)(b)	6,159	322,916
AbCellera Biologics, Inc.(a)	14,351	97,300
Adaptive Biotechnologies Corp.(a)	6,063	43,290
Agilent Technologies, Inc.	18,998	2,572,899
Akoya Biosciences, Inc.(a)	2,119	14,748
Avantor, Inc.(a)(b)	39,052	760,733
Azenta, Inc.(a)	4,337	188,616
BioLife Solutions, Inc.(a)	2,281	40,054
Bionano Genomics, Inc.(a)(b)	14,144	9,730
Bio-Rad Laboratories, Inc., Class A(a)	1,389	626,147
Bio-Techne Corp.	10,170	812,380
Bruker Corp.	6,933	548,608

Security	Shares	Value

Life Sciences Tools & Services (continued)
Charles River Laboratories International, Inc.(a)	3,280	$623,594
Codexis, Inc.(a)	3,610	14,151
CryoPort, Inc.(a)(b)	2,379	50,054
Cytek Biosciences, Inc.(a)(b)	7,712	88,534
Danaher Corp.	41,843	9,913,025
Illumina, Inc.(a)	10,114	2,079,034
Inotiv, Inc.(a)	968	5,363
IQVIA Holdings, Inc.(a)	11,929	2,245,396
Maravai LifeSciences Holdings, Inc., Class A(a)	6,620	91,290
MaxCyte, Inc.(a)	6,350	31,750
Medpace Holdings, Inc.(a)	1,637	327,629
Mettler-Toledo International, Inc.(a)	1,414	2,108,981
NanoString Technologies, Inc.(a)	2,353	23,059
OmniAb, Inc.(a)	3,929	13,673
OmniAb, Inc., 12.50 Earnout Shares(a)(d)	304	—
OmniAb, Inc., 15.00 Earnout Shares(d)	304	—
Pacific Biosciences of California, Inc.(a)(b)	15,893	168,466
PerkinElmer, Inc.	8,051	1,050,575
PhenomeX, Inc.(a)	2,417	2,828
QIAGEN NV(a)(b)	14,845	662,235
Quanterix Corp.(a)	1,710	21,614
Quantum-Si, Inc.(a)	7,468	10,978
Repligen Corp.(a)(b)	3,512	532,525
Seer, Inc., Class A(a)	2,417	8,073
Singular Genomics Systems, Inc.(a)	5,103	5,052
SomaLogic, Inc.(a)(b)	10,906	30,537
Sotera Health Co.(a)	6,415	107,580
Syneos Health, Inc.(a)	6,936	272,307
Thermo Fisher Scientific, Inc.	25,292	14,034,531
Waters Corp.(a)	3,832	1,150,979
West Pharmaceutical Services, Inc.	4,766	1,721,670

		43,432,904

Machinery — 1.9%
3D Systems Corp.(a)(b)	7,065	64,715
AGCO Corp.	3,916	485,349
Alamo Group, Inc.	698	123,358
Albany International Corp., Class A	2,042	186,251
Allison Transmission Holdings, Inc.	6,124	298,790
Astec Industries, Inc.	1,337	55,191
Barnes Group, Inc.	3,332	140,044
Blue Bird Corp.(a)	1,815	33,940
Caterpillar, Inc.	33,621	7,356,275
Chart Industries, Inc.(a)(b)	2,776	369,486
CIRCOR International, Inc.(a)	747	20,796
Columbus McKinnon Corp.	1,466	50,885
Crane Co.(a)	3,098	223,273
Crane NXT Co.	3,098	146,721
Cummins, Inc.	9,042	2,125,232
Deere & Co.	17,537	6,629,337
Desktop Metal, Inc., Class A(a)(b)	18,582	40,880
Donaldson Co., Inc.	7,935	504,269
Douglas Dynamics, Inc.	1,306	38,279
Dover Corp.	8,828	1,290,300
Energy Recovery, Inc.(a)	3,940	88,768
Enerpac Tool Group Corp.	4,294	102,025
EnPro Industries, Inc.	1,210	114,067
Esab Corp.	3,868	225,736
ESCO Technologies, Inc.	1,757	164,402
Evoqua Water Technologies Corp.(a)	7,153	353,716
Federal Signal Corp.	4,016	206,342
Flowserve Corp.	8,732	291,561
Fortive Corp.	22,507	1,419,967

S C H E D U L E O F I N V E S T M E N T S	16

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Franklin Electric Co., Inc.	2,913	$260,626
Gates Industrial Corp. PLC(a)	7,452	100,378
Gorman-Rupp Co.	1,213	29,779
Graco, Inc.	10,436	827,470
Greenbrier Cos., Inc.	2,505	66,257
Helios Technologies, Inc.	1,936	116,431
Hillenbrand, Inc.	4,517	206,066
Hillman Solutions Corp.(a)	7,917	66,503
Hydrofarm Holdings Group, Inc.(a)	2,964	4,653
Hyliion Holdings Corp.(a)(b)	5,934	8,130
Hyster-Yale Materials Handling, Inc.	750	39,495
Hyzon Motors, Inc.(a)	6,251	5,198
IDEX Corp.	4,924	1,015,920
Illinois Tool Works, Inc.	19,735	4,774,686
Ingersoll Rand, Inc.	26,403	1,505,499
ITT, Inc.	5,379	454,203
John Bean Technologies Corp.	2,067	224,704
Kadant, Inc.	797	148,107
Kennametal, Inc.	4,869	126,399
Lincoln Electric Holdings, Inc.	3,614	606,429
Lindsay Corp.	692	83,552
Luxfer Holdings PLC	3,342	50,965
Manitowoc Co., Inc.(a)	2,189	33,470
Markforged Holding Corp.(a)	10,015	9,764
Microvast Holdings, Inc.(a)(b)	11,816	12,407
Middleby Corp.(a)	3,454	486,600
Miller Industries, Inc.	1,182	38,533
Mueller Industries, Inc.	3,534	253,918
Mueller Water Products, Inc., Class A	10,406	139,440
Nikola Corp.(a)(b)	18,178	16,097
Nordson Corp.	3,744	809,865
Omega Flex, Inc.	130	14,301
Oshkosh Corp.	4,268	326,587
Otis Worldwide Corp.	26,782	2,284,505
PACCAR, Inc.	32,961	2,461,857
Parker-Hannifin Corp.	8,202	2,664,666
Pentair PLC	10,601	615,706
Proterra, Inc.(a)	13,816	16,165
Proto Labs, Inc.(a)	1,922	55,296
RBC Bearings, Inc.(a)(b)	1,809	410,661
REV Group, Inc.	1,078	11,567
Sarcos Technology & Robotics Corp.(a)	7,735	3,095
Shyft Group, Inc.	1,974	49,508
Snap-on, Inc.	3,378	876,287
SPX Technologies, Inc.(a)	2,991	190,467
Standex International Corp.	643	78,967
Stanley Black & Decker, Inc.	9,417	813,064
Tennant Co.	1,312	100,263
Terex Corp.	4,422	197,177
Timken Co.	4,019	308,860
Titan International, Inc.(a)	2,632	25,688
Toro Co.	6,802	709,177
Trinity Industries, Inc.	5,760	137,952
Velo3D, Inc.(a)(b)	5,709	13,359
Wabash National Corp.	3,518	90,307
Watts Water Technologies, Inc., Class A	1,626	262,973
Westinghouse Air Brake Technologies Corp.	11,354	1,108,945
Xylem, Inc.	11,458	1,189,799

		50,688,698

Marine Transportation — 0.0%
Costamare, Inc.	3,080	27,813

Security	Shares	Value

Marine Transportation (continued)
Eagle Bulk Shipping, Inc.	778	$34,792
Eneti, Inc.	3,353	28,735
Genco Shipping & Trading Ltd.	2,396	36,922
Golden Ocean Group Ltd.(b)	7,042	64,434
Kirby Corp.(a)	3,599	258,552
Matson, Inc.	2,529	172,048
Safe Bulkers, Inc.	7,287	26,671

		649,967

Media — 0.9%
Advantage Solutions, Inc.(a)(b)	3,751	4,801
Altice USA, Inc., Class A(a)	12,284	42,994
AMC Networks, Inc., Class A(a)	2,699	47,745
Audacy, Inc.(a)(b)	11,048	1,301
Boston Omaha Corp., Class A(a)	863	17,657
Cable One, Inc.	391	296,538
Cardlytics, Inc.(a)(b)	1,891	12,273
Charter Communications, Inc., Class A(a)	6,751	2,489,094
Clear Channel Outdoor Holdings, Inc.(a)	18,038	22,908
Comcast Corp., Class A	270,027	11,171,017
Cumulus Media, Inc., Class A(a)(b)	3,500	12,303
Daily Journal Corp.(a)	60	16,389
DISH Network Corp., Class A(a)	16,826	126,363
Entravision Communications Corp., Class A	1,689	10,556
EW Scripps Co., Class A(a)	2,946	24,835
Fox Corp., Class A	17,818	592,627
Fox Corp., Class B	9,735	297,307
Gannett Co., Inc.(a)	7,997	15,194
Gray Television, Inc.	6,043	46,592
iHeartMedia, Inc., Class A(a)(b)	7,721	26,792
Innovid Corp.(a)	8,210	7,709
Integral Ad Science Holding Corp.(a)	1,140	17,932
Interpublic Group of Cos., Inc.	25,358	906,041
John Wiley & Sons, Inc., Class A	2,734	105,450
Liberty Broadband Corp., Class A(a)	1,719	145,307
Liberty Broadband Corp., Class C(a)	7,218	611,942
Liberty Media Corp.-Liberty SiriusXM, Class A(a)(b)	5,199	146,092
Liberty Media Corp.-Liberty SiriusXM, Class C(a)	10,552	294,823
Magnite, Inc.(a)	8,306	78,076
New York Times Co., Class A	10,894	433,037
News Corp., Class A	23,597	415,543
News Corp., Class B	9,143	162,288
Nexstar Media Group, Inc., Class A	2,271	393,905
Omnicom Group, Inc.	12,817	1,160,836
Paramount Global, Class A(b)	2,738	72,447
Paramount Global, Class B	34,697	809,481
PubMatic, Inc., Class A(a)(b)	2,634	35,980
Quotient Technology, Inc.(a)	4,746	13,384
Scholastic Corp.	2,274	87,481
Sinclair Broadcast Group, Inc., Class A(b)	2,203	43,818
Sirius XM Holdings, Inc.(b)	45,919	174,492
Stagwell, Inc.(a)	4,676	29,085
TechTarget, Inc.(a)(b)	1,792	61,089
TEGNA, Inc.	13,709	234,424
Thryv Holdings, Inc.(a)	1,791	40,226
Trade Desk, Inc., Class A(a)	28,249	1,817,541
WideOpenWest, Inc.(a)	3,478	39,754

		23,613,469

Metals & Mining — 0.6%
5E Advanced Materials, Inc.(a)(b)	2,185	9,221
Alcoa Corp.	11,668	433,350
Alpha Metallurgical Resources, Inc.	1,050	153,888

17

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Arconic Corp.(a)	5,516	$136,521
ATI, Inc.(a)(b)	8,222	317,534
Carpenter Technology Corp.	3,397	179,158
Century Aluminum Co.(a)	2,613	22,446
Cleveland-Cliffs, Inc.(a)(b)	33,903	521,428
Coeur Mining, Inc.(a)	16,736	56,902
Commercial Metals Co.	7,485	349,475
Compass Minerals International, Inc.	2,480	81,170
Constellium SE(a)	7,608	112,979
Dakota Gold Corp.(a)	6,771	22,277
Freeport-McMoRan, Inc.	91,929	3,485,028
Haynes International, Inc.	363	17,065
Hecla Mining Co.	37,284	225,568
Ivanhoe Electric, Inc.(a)(b)	2,122	25,273
Kaiser Aluminum Corp.	1,048	68,875
Materion Corp.	1,424	154,233
MP Materials Corp.(a)	6,271	135,893
Newmont Corp.	51,287	2,431,004
Novagold Resources, Inc.(a)	16,803	91,408
Nucor Corp.	16,528	2,449,119
Olympic Steel, Inc.	384	17,883
Piedmont Lithium, Inc.(a)	1,121	64,457
Ramaco Resources, Inc.	1,470	11,951
Reliance Steel & Aluminum Co.	3,708	918,842
Royal Gold, Inc.	4,172	552,540
Ryerson Holding Corp.	1,198	45,248
Schnitzer Steel Industries, Inc., Class A	1,945	56,191
Southern Copper Corp.	5,574	428,250
SSR Mining, Inc.	14,157	202,728
Steel Dynamics, Inc.	10,753	1,117,774
SunCoke Energy, Inc.	5,143	40,013
TimkenSteel Corp.(a)	2,945	49,299
Tredegar Corp.	2,663	24,979
U.S. Steel Corp.	14,834	339,402
Warrior Met Coal, Inc.	3,308	114,358
Worthington Industries, Inc.	1,931	114,682

		15,578,412

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AFC Gamma, Inc.	1,378	16,701
AGNC Investment Corp.	37,914	375,728
Angel Oak Mortgage REIT, Inc.	1,604	12,399
Annaly Capital Management, Inc.	29,244	584,295
Apollo Commercial Real Estate Finance, Inc.	11,046	111,786
Arbor Realty Trust, Inc.	10,209	117,097
Ares Commercial Real Estate Corp.	2,603	22,412
ARMOUR Residential REIT, Inc.	15,101	77,015
Blackstone Mortgage Trust, Inc., Class A	11,093	202,336
BrightSpire Capital, Inc.	5,031	28,677
Broadmark Realty Capital, Inc.	7,832	38,455
Chimera Investment Corp.	13,492	76,635
Claros Mortgage Trust, Inc.	6,855	81,986
Dynex Capital, Inc.	2,599	30,824
Ellington Financial, Inc.	5,436	69,418
Franklin BSP Realty Trust, Inc.	5,397	68,164
Granite Point Mortgage Trust, Inc.	1,933	8,640

Hannon Armstrong Sustainable Infrastructure Capital, Inc.	5,397	153,167
Invesco Mortgage Capital, Inc.	1,274	13,517
KKR Real Estate Finance Trust, Inc.	4,580	49,189
Ladder Capital Corp.	6,531	61,065
MFA Financial, Inc.	6,287	67,208

Security	Shares	Value

Mortgage Real Estate Investment Trusts (REITs) (continued)
New York Mortgage Trust, Inc.	4,414	$45,376
Orchid Island Capital, Inc.	1,137	12,166
PennyMac Mortgage Investment Trust	5,334	66,302
Ready Capital Corp.	6,262	67,191
Redwood Trust, Inc.	6,308	39,614
Rithm Capital Corp.	29,696	242,319
Starwood Property Trust, Inc.	17,939	320,929
TPG RE Finance Trust, Inc.	3,418	24,370
Two Harbors Investment Corp.	7,086	98,708

		3,183,689

Multi-Utilities — 0.7%
Ameren Corp.	16,573	1,474,500
Avista Corp.	3,862	170,198
Black Hills Corp.	4,232	276,307
CenterPoint Energy, Inc.	40,291	1,227,667
CMS Energy Corp.	18,418	1,146,705
Consolidated Edison, Inc.	22,923	2,257,228
Dominion Energy, Inc.	53,810	3,074,703
DTE Energy Co.	12,439	1,398,268
NiSource, Inc.	26,881	765,033
NorthWestern Corp.	3,792	222,287
Public Service Enterprise Group, Inc.	32,233	2,037,126
Sempra Energy	20,348	3,163,910
Unitil Corp.	767	42,638
WEC Energy Group, Inc.	20,382	1,960,137

		19,216,707

Office REITs — 0.1%
Alexandria Real Estate Equities, Inc.	11,040	1,370,947
Boston Properties, Inc.	10,155	541,871
Brandywine Realty Trust	10,235	40,223
City Office REIT, Inc.	1,953	11,366
Corporate Office Properties Trust	7,249	165,930
Cousins Properties, Inc.	9,941	216,813
Douglas Emmett, Inc.	11,576	149,099
Easterly Government Properties, Inc.	6,247	87,895
Equity Commonwealth	7,668	158,881
Franklin Street Properties Corp.	7,341	8,516
Highwoods Properties, Inc.	7,001	160,463
Hudson Pacific Properties, Inc.	8,553	47,555
JBG SMITH Properties	7,715	110,093
Kilroy Realty Corp.	7,474	218,540
Office Properties Income Trust	3,092	20,160
Orion Office REIT, Inc.	3,175	19,494
Paramount Group, Inc.	10,176	44,062
Piedmont Office Realty Trust, Inc., Class A	6,483	42,204
Postal Realty Trust, Inc., Class A	1,151	17,691
SL Green Realty Corp.	4,077	96,503
Vornado Realty Trust	11,598	174,086

		3,702,392

Oil, Gas & Consumable Fuels — 4.3%
Aemetis, Inc.(a)(b)	1,655	3,674
Amplify Energy Corp.(a)(b)	3,056	21,117
Antero Midstream Corp.	23,105	248,610
Antero Resources Corp.(a)	17,830	409,912
APA Corp.	20,911	770,570
Arch Resources, Inc.	906	110,759
Ardmore Shipping Corp.	3,060	44,951
Berry Corp.	4,825	36,863
California Resources Corp.	4,770	193,185
Callon Petroleum Co.(a)(b)	2,953	97,862
Cheniere Energy, Inc.	16,001	2,448,153

S C H E D U L E O F I N V E S T M E N T S	18

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Chesapeake Energy Corp.	7,696	$636,305
Chevron Corp.	125,013	21,074,692
Chord Energy Corp.	2,692	383,152
Civitas Resources, Inc.	4,697	324,328
Clean Energy Fuels Corp.(a)	11,389	48,631
CNX Resources Corp.(a)(b)	9,931	154,228
Comstock Resources, Inc.	5,948	68,402
ConocoPhillips	79,041	8,132,528
CONSOL Energy, Inc.	2,144	127,225
Coterra Energy, Inc.	51,012	1,305,907
Crescent Energy Co., Class A	1,874	21,776
CVR Energy, Inc.	1,859	48,966
Delek U.S. Holdings, Inc.	4,418	96,092
Denbury, Inc.(a)	3,239	302,458
Devon Energy Corp.	41,785	2,232,573
DHT Holdings, Inc.	8,078	76,660
Diamondback Energy, Inc.	11,634	1,654,355
Dorian LPG Ltd.	2,590	57,550
DT Midstream, Inc.(a)	6,298	310,302
Earthstone Energy, Inc., Class A(a)(b)	3,803	51,569
Empire Petroleum Corp.(a)(b)	1,692	18,358
Energy Fuels, Inc.(a)(b)	11,976	68,383
Enviva, Inc.	1,991	42,807
EOG Resources, Inc.	37,709	4,505,094
EQT Corp.	23,607	822,468
Equitrans Midstream Corp.	27,007	139,086
Excelerate Energy, Inc., Class A	1,754	37,711
Exxon Mobil Corp.	266,423	31,528,498
FLEX LNG Ltd.(a)(b)	1,825	62,798
Frontline PLC	7,646	118,284
Gevo, Inc.(a)(b)	9,834	11,407
Golar LNG Ltd.(a)(b)	6,652	151,000
Green Plains, Inc.(a)	1,196	40,867
Gulfport Energy Corp.(a)(b)	713	64,498
Hess Corp.	18,085	2,623,410
HF Sinclair Corp.	9,125	402,504
HighPeak Energy, Inc.(b)	727	14,366
International Seaways, Inc.	2,882	114,761
Kinder Morgan, Inc.	127,437	2,185,545
Kinetik Holdings, Inc., Class A	1,404	43,243
Kosmos Energy Ltd.(a)	30,237	193,517
Magnolia Oil & Gas Corp., Class A	11,073	233,862
Marathon Oil Corp.	41,148	994,136
Marathon Petroleum Corp.	29,187	3,560,814
Matador Resources Co.	7,324	359,096
Murphy Oil Corp.	9,297	341,293
NACCO Industries, Inc., Class A	532	19,216
New Fortress Energy, Inc.	3,964	120,070
NextDecade Corp.(a)(b)	3,045	18,970
Nordic American Tankers Ltd.	13,383	47,242
Northern Oil and Gas, Inc.	4,278	141,901
Occidental Petroleum Corp.	51,222	3,151,690
ONEOK, Inc.	28,199	1,844,497
Ovintiv, Inc.	15,595	562,668
Par Pacific Holdings, Inc.(a)	4,110	96,297
PBF Energy, Inc., Class A	7,761	270,548
PDC Energy, Inc.	5,395	350,945
Peabody Energy Corp.(a)	7,895	189,638
Permian Resources Corp.	15,944	166,615
Phillips 66	30,023	2,972,277
Pioneer Natural Resources Co.	15,337	3,336,564
Range Resources Corp.	15,579	412,065

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Ranger Oil Corp., Class A	1,207	$49,728
REX American Resources Corp.(a)	1,440	40,738
Riley Exploration Permian, Inc.	425	17,854
Ring Energy, Inc.(a)	6,295	11,394
SandRidge Energy, Inc.(a)	1,890	26,781
Scorpio Tankers, Inc.	2,916	152,361
SFL Corp. Ltd.	6,904	62,757
SilverBow Resources, Inc.(a)(b)	771	18,388
Sitio Royalties Corp., Class A	4,771	121,136
SM Energy Co.	7,906	222,000
Southwestern Energy Co.(a)	70,625	366,544
Talos Energy, Inc.(a)	4,137	56,387
Targa Resources Corp.	14,789	1,117,013
Teekay Corp.(a)	5,713	32,278
Teekay Tankers Ltd., Class A(a)	1,541	62,395
Tellurian, Inc.(a)(b)	31,729	45,055
Texas Pacific Land Corp.	375	554,119
Uranium Energy Corp.(a)	26,349	68,771
Ur-Energy, Inc.(a)	13,853	12,926
VAALCO Energy, Inc.	8,384	35,884
Valero Energy Corp.	24,814	2,845,421
Vertex Energy, Inc.(a)	3,651	28,843
Vital Energy, Inc.(a)	1,222	56,860
Vitesse Energy, Inc.	1,510	27,784
W&T Offshore, Inc.(a)(b)	7,555	33,015
Williams Cos., Inc.	77,997	2,360,189
World Fuel Services Corp.	4,001	94,584

		112,393,569

Paper & Forest Products — 0.0%
Clearwater Paper Corp.(a)	1,371	49,493
Glatfelter Corp.	2,862	12,936
Louisiana-Pacific Corp.	4,613	275,581
Sylvamo Corp.	2,521	115,512

		453,522

Passenger Airlines — 0.2%
Alaska Air Group, Inc.(a)	8,017	348,419
Allegiant Travel Co.(a)	932	96,844
American Airlines Group, Inc.(a)	42,855	584,542
Blade Air Mobility, Inc.(a)	4,235	11,096
Copa Holdings SA, Class A(b)	1,727	155,983
Delta Air Lines, Inc.(a)	41,170	1,412,543
Frontier Group Holdings, Inc.(a)	3,537	33,566
Hawaiian Holdings, Inc.(a)	2,898	24,140
JetBlue Airways Corp.(a)	21,282	151,953
Joby Aviation, Inc.(a)(b)	15,127	65,500
SkyWest, Inc.(a)	2,859	80,910
Southwest Airlines Co.	38,118	1,154,594
Spirit Airlines, Inc.	7,552	129,139
Sun Country Airlines Holdings, Inc.(a)	2,011	39,677
United Airlines Holdings, Inc.(a)	20,922	916,383
Wheels Up Experience, Inc.(a)(b)	10,220	4,727

		5,210,016

Personal Care Products — 0.2%
Beauty Health Co.(a)	6,871	78,742
BellRing Brands, Inc.(a)	8,954	322,254
Coty, Inc., Class A(a)	22,417	266,090
Edgewell Personal Care Co.	3,579	156,295
elf Beauty, Inc.(a)	3,293	305,459
Estee Lauder Cos., Inc., Class A	14,812	3,654,417
Herbalife Nutrition Ltd.(a)	6,918	102,801
Honest Co., Inc.(a)	6,142	10,196

19

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Personal Care Products (continued)
Inter Parfums, Inc.	1,217	$184,728
Medifast, Inc.	711	65,163
Nature’s Sunshine Products, Inc.(a)	255	2,795
Nu Skin Enterprises, Inc., Class A	3,335	131,599
Olaplex Holdings, Inc.(a)	8,979	33,222
USANA Health Sciences, Inc.(a)	667	44,269
Veru, Inc.(a)(b)	4,989	6,336

		5,364,366

Pharmaceuticals — 3.9%
Aclaris Therapeutics, Inc.(a)(b)	5,218	46,388
Amneal Pharmaceuticals, Inc.(a)	5,098	9,839
Amphastar Pharmaceuticals, Inc.(a)	2,313	82,736
Amylyx Pharmaceuticals, Inc.(a)	3,280	93,152
ANI Pharmaceuticals, Inc.(a)	794	29,950
Arvinas, Inc.(a)	3,027	79,338
Atea Pharmaceuticals, Inc.(a)	3,928	12,845
Athira Pharma, Inc.(a)	2,144	5,982
Axsome Therapeutics, Inc.(a)(b)	1,951	139,555
Bristol-Myers Squibb Co.	137,596	9,187,285
Cara Therapeutics, Inc.(a)(b)	3,166	13,297
Cassava Sciences, Inc.(a)(b)	2,756	63,994
Catalent, Inc.(a)	11,711	586,955
Collegium Pharmaceutical, Inc.(a)	2,761	64,248
Corcept Therapeutics, Inc.(a)	6,078	136,937
DICE Therapeutics, Inc.(a)	2,283	74,197
Edgewise Therapeutics, Inc.(a)	2,551	22,372
Elanco Animal Health, Inc.(a)	29,037	274,980
Eli Lilly & Co.	54,445	21,552,598
Esperion Therapeutics, Inc.(a)	5,844	7,714
Evolus, Inc.(a)(b)	1,907	16,667
EyePoint Pharmaceuticals, Inc.(a)(b)	2,397	15,053
Fulcrum Therapeutics, Inc.(a)	1,593	3,983
Harmony Biosciences Holdings, Inc.(a)	1,653	53,293
Innoviva, Inc.(a)	4,370	51,260
Intra-Cellular Therapies, Inc.(a)	6,007	373,335
Jazz Pharmaceuticals PLC(a)	4,002	562,161
Johnson & Johnson	170,188	27,859,776
Ligand Pharmaceuticals, Inc.(a)	1,120	85,512
Liquidia Corp.(a)(b)	4,533	30,416
Merck & Co., Inc.	163,476	18,876,574
Nektar Therapeutics(a)	10,497	7,897
NGM Biopharmaceuticals, Inc.(a)(b)	3,162	14,261
Nuvation Bio, Inc.(a)	9,777	15,741
Ocular Therapeutix, Inc.(a)	2,768	17,162
Organon & Co.	16,989	418,439
Pacira BioSciences, Inc.(a)	2,757	124,920
Perrigo Co. PLC	8,820	328,016
Pfizer, Inc.	365,247	14,204,456
Phathom Pharmaceuticals, Inc.(a)	1,212	12,968
Phibro Animal Health Corp., Class A	619	9,632
Prestige Consumer Healthcare, Inc.(a)	2,821	173,576
Reata Pharmaceuticals, Inc., Class A(a)(b)	1,920	189,811
Relmada Therapeutics, Inc.(a)	1,462	3,684
Revance Therapeutics, Inc.(a)	4,871	155,044
Royalty Pharma PLC, Class A	23,394	822,299

Scilex Holding Lock Up, (Acquired 01/06/23, Cost: $38,933)(e)	3,715	25,955
SIGA Technologies, Inc.	2,502	14,587
Supernus Pharmaceuticals, Inc.(a)	3,326	122,596
Tarsus Pharmaceuticals, Inc.(a)	888	13,249
Theravance Biopharma, Inc.(a)	5,256	56,922
Third Harmonic Bio, Inc.(a)	1,258	5,699

Security	Shares	Value

Pharmaceuticals (continued)
Ventyx Biosciences, Inc.(a)(b)	1,410	$53,016
Viatris, Inc.	77,581	723,831
Xeris Biopharma Holdings, Inc.(a)	12,105	27,357
Zoetis, Inc.	30,361	5,336,857

		103,290,367

Professional Services — 1.1%
Alight, Inc., Class A(a)	25,410	235,043
ASGN, Inc.(a)	3,126	223,790
Automatic Data Processing, Inc.	27,005	5,941,100
Barrett Business Services, Inc.	580	48,494
Booz Allen Hamilton Holding Corp., Class A	8,491	812,759
Broadridge Financial Solutions, Inc.	7,438	1,081,560
CACI International, Inc., Class A(a)	1,468	459,954
CBIZ, Inc.(a)(b)	3,197	168,450
Ceridian HCM Holding, Inc.(a)(b)	9,036	573,605
Clarivate PLC(a)(b)	30,144	267,076
Concentrix Corp.	2,706	261,156
Conduent, Inc.(a)	11,206	39,333
CoStar Group, Inc.(a)	25,884	1,991,774
CRA International, Inc.	456	47,944
CSG Systems International, Inc.	2,157	113,631
Dun & Bradstreet Holdings, Inc.	17,060	190,560
Equifax, Inc.	7,819	1,629,323
ExlService Holdings, Inc.(a)	2,134	380,663
Exponent, Inc.	3,403	313,246
First Advantage Corp.(a)	4,217	54,231
Forrester Research, Inc.(a)	474	14,666
Franklin Covey Co.(a)	875	32,130
FTI Consulting, Inc.(a)	2,189	395,114
Genpact Ltd.	11,508	512,681
Heidrick & Struggles International, Inc.	1,059	26,591
HireRight Holdings Corp.(a)	1,645	17,437
Huron Consulting Group, Inc.(a)	1,374	116,501
IBEX Holdings Ltd.(a)	997	20,409
ICF International, Inc.	1,207	137,598
Insperity, Inc.	2,314	283,372
Jacobs Solutions, Inc.	8,011	924,950
KBR, Inc.	8,876	503,535
Kelly Services, Inc., Class A	1,865	30,605
Kforce, Inc.	1,435	84,866
Korn Ferry	3,503	168,214
Legalzoom.com, Inc.(a)(b)	6,145	57,640
Leidos Holdings, Inc.	8,654	807,072
ManpowerGroup, Inc.	3,288	248,934
Maximus, Inc.	3,917	327,657
NV5 Global, Inc.(a)	890	84,310
Paychex, Inc.	20,816	2,286,846
Paycom Software, Inc.(a)	3,345	971,288
Paycor HCM, Inc.(a)	4,348	102,178
Paylocity Holding Corp.(a)	2,581	498,881
Planet Labs PBC(a)	9,833	40,119
Red Violet, Inc.(a)	1,105	18,896
Resources Connection, Inc.	2,633	38,415
Robert Half International, Inc.	6,720	490,560
Science Applications International Corp.	3,605	367,818
Skillsoft Corp.(a)(b)	5,867	7,216
Spire Global, Inc.(a)(b)	16,464	11,525
SS&C Technologies Holdings, Inc.	14,367	841,044
Sterling Check Corp.(a)(b)	1,260	14,162
TransUnion	12,225	841,202
TriNet Group, Inc.(a)(b)	2,363	219,239
TrueBlue, Inc.(a)	2,384	36,118

S C H E D U L E O F I N V E S T M E N T S	20

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services (continued)
TTEC Holdings, Inc.	1,040	$35,433
Upwork, Inc.(a)	7,682	73,517
Verisk Analytics, Inc.	9,976	1,936,441
Verra Mobility Corp.(a)	8,882	150,550
Willdan Group, Inc.(a)	1,798	26,341

		28,635,763

Real Estate Management & Development — 0.2%
Anywhere Real Estate, Inc.(a)(b)	6,333	40,341
CBRE Group, Inc., Class A(a)	20,327	1,558,268
Compass, Inc., Class A(a)	16,508	38,629
Cushman & Wakefield PLC(a)(b)	10,268	101,140
DigitalBridge Group, Inc.(b)	11,121	138,234
Doma Holdings, Inc.(a)(b)	26,630	11,451
Douglas Elliman, Inc.	3,965	12,648
eXp World Holdings, Inc.	5,792	67,708
Forestar Group, Inc.(a)	1,192	23,053
FRP Holdings, Inc.(a)	186	10,788
Howard Hughes Corp.(a)(b)	2,558	197,912
Jones Lang LaSalle, Inc.(a)	3,176	441,591
Kennedy-Wilson Holdings, Inc.	8,538	143,268
Marcus & Millichap, Inc.	1,555	48,936
Newmark Group, Inc., Class A	9,252	58,658
Opendoor Technologies, Inc.(a)(b)	28,738	39,658
RE/MAX Holdings, Inc., Class A	632	12,204
Redfin Corp.(a)	5,744	42,793
RMR Group, Inc., Class A	541	12,849
St. Joe Co.	2,076	85,324
Stratus Properties, Inc.	955	20,437
Tejon Ranch Co.(a)	507	8,761
WeWork, Inc., Class A(a)	8,203	3,457
Zillow Group, Inc., Class A(a)	3,560	152,297
Zillow Group, Inc., Class C(a)	10,140	441,496

		3,711,901

Residential REITs — 0.5%
American Homes 4 Rent, Class A	19,562	650,632
Apartment Income REIT Corp.	9,544	352,937
Apartment Investment and Management Co., Class A	8,722	68,293
AvalonBay Communities, Inc.	9,013	1,625,675
Bluerock Homes Trust, Inc.(a)	228	4,505
BRT Apartments Corp.	1,270	22,009
Camden Property Trust	6,501	715,435
Centerspace	916	51,644
Clipper Realty, Inc.	393	2,063
Elme Communities	5,837	100,572
Equity LifeStyle Properties, Inc.	11,306	778,983
Equity Residential	23,856	1,508,892
Essex Property Trust, Inc.	4,220	927,261
Independence Realty Trust, Inc.	14,480	241,092
Invitation Homes, Inc.	39,369	1,313,744
Mid-America Apartment Communities, Inc.	7,380	1,135,044
NexPoint Residential Trust, Inc.	1,405	60,317
Sun Communities, Inc.	7,943	1,103,521
UDR, Inc.	20,984	867,269
UMH Properties, Inc.	2,451	37,255
Veris Residential, Inc.(a)	6,270	102,514

		11,669,657

Retail REITs — 0.4%
Acadia Realty Trust	4,332	58,525
Agree Realty Corp.(b)	5,204	353,820
Alexander’s, Inc.	94	17,491

Security	Shares	Value

Retail REITs (continued)
Brixmor Property Group, Inc.	19,948	$425,491
CBL & Associates Properties, Inc.	1,773	41,009
Federal Realty Investment Trust	5,208	515,019
Getty Realty Corp.	2,447	81,559
InvenTrust Properties Corp.	5,089	114,757
Kimco Realty Corp.	39,136	751,020
Kite Realty Group Trust	13,877	287,531
Macerich Co.	13,406	133,926
National Retail Properties, Inc.	11,753	511,256
Necessity Retail REIT, Inc.	13,216	72,820
NETSTREIT Corp.	4,355	79,348
Phillips Edison & Co., Inc.	7,708	243,110
Realty Income Corp.	40,323	2,533,897
Regency Centers Corp.	10,735	659,451
Retail Opportunity Investments Corp.	7,052	91,888
RPT Realty	4,311	40,092
Saul Centers, Inc.	796	28,680
Simon Property Group, Inc.	21,009	2,380,740
SITE Centers Corp.	12,815	158,137
Spirit Realty Capital, Inc.	8,909	342,640
Tanger Factory Outlet Centers, Inc.	7,151	140,231
Urban Edge Properties	6,477	95,018
Urstadt Biddle Properties, Inc., Class A	1,775	30,566
Whitestone REIT	5,174	46,307

		10,234,329

Semiconductors & Semiconductor Equipment — 5.3%
ACM Research, Inc., Class A(a)	3,000	28,050
Advanced Micro Devices, Inc.(a)	104,275	9,319,057
Allegro MicroSystems, Inc.(a)(b)	4,091	146,335
Alpha & Omega Semiconductor Ltd.(a)	1,720	41,074
Ambarella, Inc.(a)	2,579	159,846
Amkor Technology, Inc.	6,653	148,828
Analog Devices, Inc.	32,643	5,871,823
Applied Materials, Inc.	54,299	6,137,416
Atomera, Inc.(a)	815	6,439
Axcelis Technologies, Inc.(a)	2,211	261,561
AXT, Inc.(a)	1,214	3,241
Broadcom, Inc.	25,531	15,995,171
CEVA, Inc.(a)	1,470	36,941
Cirrus Logic, Inc.(a)	3,545	304,126
Cohu, Inc.(a)	3,237	109,540
Credo Technology Group Holding Ltd.(a)(b)	6,153	49,901
Diodes, Inc.(a)(b)	3,022	240,853
Enphase Energy, Inc.(a)	8,431	1,384,370
Entegris, Inc.(b)	9,415	705,372
First Solar, Inc.(a)	6,818	1,244,830
FormFactor, Inc.(a)	4,805	131,225
GLOBALFOUNDRIES, Inc.(a)(b)	4,218	248,018
Ichor Holdings Ltd.(a)	1,435	39,965
Impinj, Inc.(a)(b)	1,444	127,664
indie Semiconductor, Inc., Class A(a)	6,908	52,294
Intel Corp.	267,661	8,313,551
KLA Corp.	8,926	3,450,256
Kulicke & Soffa Industries, Inc.	3,925	187,066
Lam Research Corp.	8,696	4,557,400
Lattice Semiconductor Corp.(a)	8,540	680,638

MACOM Technology Solutions Holdings, Inc., Class H(a)(b)	3,568	208,157
Marvell Technology, Inc.	54,562	2,154,108
MaxLinear, Inc.(a)	4,731	114,159
Microchip Technology, Inc.	34,161	2,493,411

21

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Micron Technology, Inc.	70,156	$4,515,240
MKS Instruments, Inc.(b)	3,628	304,280
Monolithic Power Systems, Inc.	2,940	1,358,192
NVIDIA Corp.	152,870	42,419,896
ON Semiconductor Corp.(a)	27,874	2,005,813
Onto Innovation, Inc.(a)	3,247	262,942
PDF Solutions, Inc.(a)	1,754	63,232
Photronics, Inc.(a)	3,827	55,338
Power Integrations, Inc.	3,675	267,466
Qorvo, Inc.(a)	6,472	595,942
QUALCOMM, Inc.	72,430	8,459,824
Rambus, Inc.(a)	6,863	304,305
Semtech Corp.(a)	4,481	87,335
Silicon Laboratories, Inc.(a)(b)	2,008	279,714
SiTime Corp.(a)(b)	1,041	112,917
SkyWater Technology, Inc.(a)(b)	811	7,331
Skyworks Solutions, Inc.	10,122	1,071,920
SMART Global Holdings, Inc.(a)	3,469	53,492
Synaptics, Inc.(a)(b)	2,654	235,038
Teradyne, Inc.	9,983	912,247
Texas Instruments, Inc.	58,734	9,820,325
Transphorm, Inc.(a)	3,643	11,184
Ultra Clean Holdings, Inc.(a)	2,740	78,200
Universal Display Corp.	2,869	382,897
Veeco Instruments, Inc.(a)(b)	2,766	50,950
Wolfspeed, Inc.(a)(b)	8,059	375,146

		139,043,852

Software — 9.5%
8x8, Inc.(a)	6,460	18,540
A10 Networks, Inc.	4,857	68,678
ACI Worldwide, Inc.(a)	6,881	174,296
Adeia, Inc.	8,008	61,181
Adobe, Inc.(a)	29,534	11,150,857
Agilysys, Inc.(a)	1,390	108,476
Alarm.com Holdings, Inc.(a)	2,898	138,206
Alkami Technology, Inc.(a)	2,197	26,342
Altair Engineering, Inc., Class A(a)	3,565	246,163
Alteryx, Inc., Class A(a)	3,791	155,924
American Software, Inc., Class A	1,641	19,594
Amplitude, Inc., Class A(a)	3,549	40,281
ANSYS, Inc.(a)	5,574	1,749,790
Appfolio, Inc., Class A(a)	1,200	167,544
Appian Corp., Class A(a)	2,774	104,164
AppLovin Corp., Class A(a)	14,710	250,070
Arteris, Inc.(a)	3,156	11,740
Asana, Inc., Class A(a)	4,988	80,706
Aspen Technology, Inc.(a)	1,731	306,387
Atlassian Corp., Class A(a)	9,354	1,381,212
Autodesk, Inc.(a)	13,997	2,726,476
AvePoint, Inc.(a)(b)	8,422	36,551
Bentley Systems, Inc., Class B	10,338	439,985
Bills Holdings, Inc.(a)	6,472	497,114
Black Knight, Inc.(a)	10,116	552,738
Blackbaud, Inc.(a)	2,852	197,800
Blackline, Inc.(a)	3,699	206,071
Blend Labs, Inc., Class A(a)	12,282	7,272
Box, Inc., Class A(a)	9,213	243,776
C3.ai, Inc., Class A(a)(b)	3,809	67,876
Cadence Design Systems, Inc.(a)	17,550	3,675,848
CCC Intelligent Solutions Holdings, Inc.(a)(b)	11,864	102,980
Cerence, Inc.(a)(b)	2,169	55,418

Security	Shares	Value

Software (continued)
Cleanspark, Inc.(a)	1,688	$6,600
Clear Secure, Inc., Class A	3,729	90,205
CommVault Systems, Inc.(a)	2,940	171,314
Confluent, Inc., Class A(a)(b)	8,394	184,668
Consensus Cloud Solutions, Inc.(a)	1,250	46,663
Couchbase, Inc.(a)	2,394	36,772
Crowdstrike Holdings, Inc., Class A(a)	13,828	1,660,051
CS Disco, Inc.(a)	1,888	11,101
Cvent Holding Corp.(a)	4,519	38,005
Datadog, Inc., Class A(a)	16,920	1,140,070
Digimarc Corp.(a)	1,863	31,746
Digital Turbine, Inc.(a)	5,723	67,131
DocuSign, Inc.(a)	12,981	641,781
Dolby Laboratories, Inc., Class A	3,738	312,833
Domo, Inc., Class B(a)	1,416	22,486
DoubleVerify Holdings, Inc.(a)	5,964	175,461
Dropbox, Inc., Class A(a)	16,664	338,946
Dynatrace, Inc.(a)	13,682	578,475
E2open Parent Holdings, Inc.(a)	12,000	75,480
Ebix, Inc.	1,492	24,260
eGain Corp.(a)	724	5,314
Elastic NV(a)	5,022	287,510
Enfusion, Inc., Class A(a)	1,551	12,997
EngageSmart, Inc.(a)	2,476	42,513
Envestnet, Inc.(a)	2,907	184,246
Everbridge, Inc.(a)	2,780	73,058
EverCommerce, Inc.(a)	1,361	16,427
Fair Isaac Corp.(a)	1,553	1,130,506
Five9, Inc.(a)	4,365	283,027
ForgeRock, Inc., Class A(a)(b)	3,204	64,176
Fortinet, Inc.(a)	41,614	2,623,763
Gen Digital, Inc.	35,061	619,528
Greenidge Generation Holdings, Inc.(a)	553	271
Guidewire Software, Inc.(a)	5,225	398,093
HubSpot, Inc.(a)	3,011	1,267,480
Informatica, Inc., Class A(a)(b)	2,800	43,288
Instructure Holdings, Inc.(a)	1,199	31,809
Intapp, Inc.(a)	938	37,820
InterDigital, Inc.	2,107	142,728
Intuit, Inc.	17,793	7,899,202
Jamf Holding Corp.(a)(b)	3,854	72,918
LivePerson, Inc.(a)	4,799	22,219
LiveRamp Holdings, Inc.(a)	4,836	116,499
Manhattan Associates, Inc.(a)	3,949	654,270
Marathon Digital Holdings, Inc.(a)	6,785	68,325
Matterport, Inc.(a)	14,473	33,722
MeridianLink, Inc.(a)	1,066	15,926
Microsoft Corp	483,614	148,595,238
MicroStrategy, Inc., Class A(a)(b)	591	194,073
Mitek Systems, Inc.(a)	2,481	22,379
Model N, Inc.(a)	2,938	90,490
Momentive Global, Inc.(a)(b)	7,786	73,111
N-able, Inc.(a)	4,241	54,073
nCino, Inc.(a)(b)	4,394	108,664
NCR Corp.(a)	7,887	175,801
New Relic, Inc.(a)	3,399	242,927
NextNav, Inc.(a)(b)	7,099	15,334
Nutanix, Inc., Class A(a)	15,029	360,395
Olo, Inc., Class A(a)(b)	5,920	40,552
ON24, Inc.(a)	1,991	17,322
OneSpan, Inc.(a)	3,234	47,669
Oracle Corp.	98,774	9,355,873

S C H E D U L E O F I N V E S T M E N T S	22

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
PagerDuty, Inc.(a)	5,772	$173,506
Palantir Technologies, Inc., Class A(a)(b)	120,413	933,201
Palo Alto Networks, Inc.(a)(b)	19,173	3,498,306
Pegasystems, Inc.(b)	2,937	133,986
Porch Group, Inc.(a)	4,723	4,298
PowerSchool Holdings, Inc., Class A(a)	2,451	51,177
Procore Technologies, Inc.(a)(b)	4,784	255,513
Progress Software Corp	2,817	154,597
PROS Holdings, Inc.(a)	3,022	85,734
PTC, Inc.(a)	6,786	853,611
Q2 Holdings, Inc.(a)	3,494	86,022
Qualys, Inc.(a)(b)	2,467	278,623
Rapid7, Inc.(a)	3,624	176,163
Rimini Street, Inc.(a)	3,501	13,094
RingCentral, Inc., Class A(a)	5,642	155,494
Riot Blockchain, Inc.(a)(b)	10,100	120,796
Roper Technologies, Inc.	6,805	3,094,778
Salesforce, Inc.(a)	62,161	12,330,878
Sapiens International Corp. NV	2,240	45,091
SecureWorks Corp., Class A(a)	607	5,506
SentinelOne, Inc., Class A(a)(b)	13,260	213,088
ServiceNow, Inc.(a)	13,075	6,006,917
ShotSpotter, Inc.(a)(b)	707	21,033
Smartsheet, Inc., Class A(a)	8,429	344,493
SolarWinds Corp.(a)	1,754	15,119
Splunk, Inc.(a)	10,368	894,136
Sprout Social, Inc., Class A(a)	2,948	145,218
SPS Commerce, Inc.(a)	2,415	355,730
Sumo Logic, Inc.(a)	8,411	100,932
Synopsys, Inc.(a)	9,814	3,644,134
Telos Corp.(a)	4,939	8,396
Tenable Holdings, Inc.(a)	7,240	267,808
Teradata Corp.(a)	6,638	256,957
Tyler Technologies, Inc.(a)	2,615	991,163
UiPath, Inc., Class A(a)(b)	24,241	341,313
Unity Software, Inc.(a)(b)	15,288	412,317
Upland Software, Inc.(a)	1,510	5,542
Varonis Systems, Inc.(a)	7,148	165,548
Verint Systems, Inc.(a)	4,508	164,497
Veritone, Inc.(a)	2,366	11,262
Viant Technology, Inc., Class A(a)	883	3,903
VMware, Inc., Class A(a)	13,758	1,720,163
Weave Communications, Inc.(a)	3,917	17,352
WM Technology, Inc.(a)	4,980	3,610
Workday, Inc., Class A(a)	12,810	2,384,453
Workiva, Inc.(a)(b)	3,189	297,916
Xperi, Inc.(a)	2,213	21,001
Yext, Inc.(a)	5,854	51,398
Zeta Global Holdings Corp., Class A(a)	6,861	66,620
Zoom Video Communications, Inc., Class A(a)	15,688	963,714
Zscaler, Inc.(a)(b)	5,533	498,523
Zuora, Inc., Class A(a)	9,890	77,043

		249,187,313

Specialized REITs — 1.2%
American Tower Corp.	29,995	6,130,678
Crown Castle, Inc.	27,908	3,435,196
CubeSmart	14,218	646,777
Digital Realty Trust, Inc.	18,487	1,832,986
EPR Properties	4,513	189,365
Equinix, Inc.	5,965	4,319,137
Extra Space Storage, Inc.	8,468	1,287,475
Farmland Partners, Inc.	2,041	21,308

Security	Shares	Value

Specialized REITs (continued)
Four Corners Property Trust, Inc.	6,863	$175,075
Gaming and Leisure Properties, Inc.	15,450	803,400
Gladstone Land Corp.	2,385	38,422
Iron Mountain, Inc.	18,433	1,018,239
Lamar Advertising Co., Class A	5,583	590,011
Life Storage, Inc.	5,492	738,015
National Storage Affiliates Trust	5,767	222,318
Outfront Media, Inc.	8,901	148,291
PotlatchDeltic Corp.	4,938	228,284
Public Storage	10,112	2,981,321
Rayonier, Inc.	9,313	292,056
Safehold, Inc.	2,378	65,918
SBA Communications Corp.	6,879	1,794,662
Uniti Group, Inc.	14,285	48,855
VICI Properties, Inc.	64,880	2,202,027
Weyerhaeuser Co.	47,564	1,422,639

		30,632,455

Specialty Retail — 2.2%
1-800-Flowers.com, Inc., Class A(a)	1,280	11,789
Aaron’s Co., Inc.	1,983	26,473
Abercrombie & Fitch Co., Class A(a)	3,245	76,387
Academy Sports & Outdoors, Inc.	5,005	317,918
Advance Auto Parts, Inc.	3,773	473,625
American Eagle Outfitters, Inc.	10,398	139,229
America’s Car-Mart, Inc.(a)(b)	281	22,590
Arko Corp.	6,136	51,297
Asbury Automotive Group, Inc.(a)	1,367	264,460
AutoNation, Inc.(a)	2,186	287,896
AutoZone, Inc.(a)(b)	1,208	3,217,278
BARK, Inc.(a)	12,225	13,448
Bath & Body Works, Inc.	14,604	512,600
Best Buy Co., Inc.	12,657	943,200
Big 5 Sporting Goods Corp.	1,094	8,621
Boot Barn Holdings, Inc.(a)(b)	1,850	134,070
Buckle, Inc.	1,687	56,565
Build-A-Bear Workshop, Inc.	1,239	28,745
Burlington Stores, Inc.(a)	4,156	801,318
Caleres, Inc.	2,081	47,447
Camping World Holdings, Inc., Class A	2,185	48,922
CarMax, Inc.(a)(b)	10,106	707,723
CarParts.com, Inc.(a)	2,466	11,689
Carvana Co.(a)(b)	6,450	44,763
Cato Corp., Class A	2,025	16,706
Chico’s FAS, Inc.(a)	7,580	38,203
Children’s Place, Inc.(a)(b)	869	25,757
Citi Trends, Inc.(a)	548	9,458
Conn’s, Inc.(a)	439	2,098
Container Store Group, Inc.(a)	1,057	3,266
Designer Brands, Inc., Class A	3,326	27,240
Destination XL Group, Inc.(a)	6,269	27,521
Dick’s Sporting Goods, Inc.	3,351	485,929
Duluth Holdings, Inc., Class B(a)	1,416	8,864
EVgo, Inc.(a)(b)	4,566	27,350
Five Below, Inc.(a)	3,536	697,865
Floor & Decor Holdings, Inc., Class A(a)(b)	6,526	648,293
Foot Locker, Inc.	5,084	213,477
Franchise Group, Inc.	1,453	42,500
GameStop Corp., Class A(a)(b)	17,225	332,270
Gap, Inc.	13,510	129,696
Genesco, Inc.(a)	1,043	36,150
Group 1 Automotive, Inc.(b)	957	214,827
GrowGeneration Corp.(a)	2,856	9,768

23

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Guess?, Inc.	3,020	$56,927
Haverty Furniture Cos., Inc.	1,048	31,587
Hibbett, Inc.	1,069	58,079
Home Depot, Inc.	65,873	19,797,471
JOANN, Inc.(b)	2,118	3,664
Lands’ End, Inc.(a)(b)	889	6,374
Leslie’s, Inc.(a)(b)	12,789	138,761
Lithia Motors, Inc.	1,783	393,847
LL Flooring Holdings, Inc.(a)	1,004	3,303
Lowe’s Cos., Inc.	39,062	8,118,255
MarineMax, Inc.(a)	887	25,829
Monro, Inc.	2,222	108,611
Murphy USA, Inc.	1,289	354,771
National Vision Holdings, Inc.(a)(b)	5,351	112,585
ODP Corp.(a)	2,695	116,451
OneWater Marine, Inc., Class A(a)	684	18,058
O’Reilly Automotive, Inc.(a)	3,996	3,665,571
Overstock.com, Inc.(a)(b)	2,560	52,122
Penske Automotive Group, Inc.(b)	1,636	226,717
Petco Health & Wellness Co., Inc.(a)	5,201	51,802
PetMed Express, Inc.	1,061	16,308
RealReal, Inc.(a)(b)	4,179	4,680
Revolve Group, Inc.(a)(b)	3,137	64,779
RH(a)	1,110	283,194
Ross Stores, Inc.	21,895	2,336,853
RumbleON, Inc., Class B(a)	1,437	9,772
Sally Beauty Holdings, Inc.(a)	7,155	101,816
Shoe Carnival, Inc.	744	17,298
Signet Jewelers Ltd.	2,786	204,994
Sleep Number Corp.(a)	1,237	27,894
Sonic Automotive, Inc., Class A	1,309	58,277
Sportsman’s Warehouse Holdings, Inc.(a)	1,930	12,005
Stitch Fix, Inc., Class A(a)	5,133	17,504
Tilly’s, Inc., Class A(a)	598	4,491
TJX Cos., Inc.	74,814	5,896,839
Tractor Supply Co.	7,070	1,685,488
TravelCenters of America, Inc.(a)	768	66,148
Ulta Beauty, Inc.(a)	3,229	1,780,567
Upbound Group, Inc., Class A	3,760	100,242
Urban Outfitters, Inc.(a)	3,529	95,495
Valvoline, Inc.	10,723	370,480
Victoria’s Secret & Co.(a)(b)	5,589	173,315
Warby Parker, Inc., Class A(a)(b)	5,414	57,009
Wayfair, Inc., Class A(a)	4,819	167,846
Williams-Sonoma, Inc.	4,372	529,187
Winmark Corp.	223	74,464
Zumiez, Inc.(a)	980	17,135

		58,760,156

Technology Hardware, Storage & Peripherals — 6.5%
Apple, Inc.	971,286	164,807,809
Avid Technology, Inc.(a)(b)	2,695	79,529
Corsair Gaming, Inc.(a)	3,685	64,193
Dell Technologies, Inc., Class C	15,383	669,007
Diebold Nixdorf, Inc.(a)	2,781	2,244
Eastman Kodak Co.(a)	6,701	22,046
Hewlett Packard Enterprise Co.	84,164	1,205,228
HP, Inc.	62,993	1,871,522
IonQ, Inc.(a)(b)	7,983	43,986
NetApp, Inc.	14,152	890,019
Pure Storage, Inc., Class A(a)	17,979	410,461
Super Micro Computer, Inc.(a)	3,118	328,731

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Turtle Beach Corp.(a)	776	$8,435
Western Digital Corp.(a)	20,797	716,249
Xerox Holdings Corp.	8,090	126,770

		171,246,229

Textiles, Apparel & Luxury Goods — 0.7%
Allbirds, Inc., Class A(a)(b)	6,333	7,916
Capri Holdings Ltd.(a)	7,903	327,975
Carter’s, Inc.	2,358	164,518
Columbia Sportswear Co.	2,457	205,258
Crocs, Inc.(a)	3,990	493,443
Deckers Outdoor Corp.(a)	1,717	823,027
Ermenegildo Zegna NV	4,527	58,534
Fossil Group, Inc.(a)	3,093	10,392
G-III Apparel Group Ltd.(a)	2,509	39,391
Hanesbrands, Inc.	21,010	110,092
Kontoor Brands, Inc.	3,741	168,981
Lululemon Athletica, Inc.(a)	7,204	2,737,016
Movado Group, Inc.	1,241	31,794
NIKE, Inc., Class B	77,728	9,849,692
Oxford Industries, Inc.	1,115	115,057
PLBY Group, Inc.(a)	1,732	2,892
PVH Corp.	4,070	349,247
Ralph Lauren Corp.	2,545	292,141
Rocky Brands, Inc.	309	9,029
Skechers USA, Inc., Class A(a)(b)	8,691	462,274
Steven Madden Ltd.	4,857	170,189
Superior Group of Cos., Inc.	916	7,145
Tapestry, Inc.	14,748	601,866
Under Armour, Inc., Class A(a)	11,440	101,473
Under Armour, Inc., Class C(a)	12,665	101,827
Unifi, Inc.(a)	1,883	16,533
VF Corp.	23,144	544,115
Wolverine World Wide, Inc.	4,311	72,166

		17,873,983

Tobacco — 0.6%
22nd Century Group, Inc.(a)(b)	7,514	5,338
Altria Group, Inc.	115,844	5,503,748
Philip Morris International, Inc.	100,152	10,012,196
Turning Point Brands, Inc.	705	16,772
Universal Corp.	1,853	101,711
Vector Group Ltd.	9,936	126,585

		15,766,350

Trading Companies & Distributors — 0.4%
Air Lease Corp.	6,821	274,341
Alta Equipment Group, Inc.	1,686	23,840
Applied Industrial Technologies, Inc.	2,526	342,677
Beacon Roofing Supply, Inc.(a)	3,378	203,288
BlueLinx Holdings, Inc.(a)	421	29,495
Boise Cascade Co.	2,746	187,579
Core & Main, Inc., Class A(a)(b)	4,452	116,019
Custom Truck One Source, Inc.(a)(b)	2,724	17,107
Distribution Solutions Group, Inc.(a)	255	11,903
DXP Enterprises, Inc.(a)	1,361	34,297
Fastenal Co.	36,860	1,984,542
GATX Corp	2,369	269,853
Global Industrial Co.	1,009	26,890
GMS, Inc.(a)	2,981	173,077
H&E Equipment Services, Inc.	1,772	64,678
Herc Holdings, Inc.	1,662	166,233
Hudson Technologies, Inc.(a)	2,482	19,186
McGrath RentCorp	1,530	135,986

S C H E D U L E O F I N V E S T M E N T S	24

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors (continued)
MRC Global, Inc.(a)	6,858	$66,797
MSC Industrial Direct Co., Inc., Class A	3,123	283,350
NOW, Inc.(a)	6,770	72,236
Rush Enterprises, Inc., Class A	2,846	151,151
Rush Enterprises, Inc., Class B	399	23,374
SiteOne Landscape Supply, Inc.(a)(b)	2,989	441,595
Textainer Group Holdings Ltd.	2,893	101,544
Titan Machinery, Inc.(a)	1,169	36,648
Transcat, Inc.(a)	348	26,549
Triton International Ltd.	3,850	318,280
United Rentals, Inc.	4,458	1,609,828
Univar Solutions, Inc.(a)	10,329	366,680
Veritiv Corp.	975	111,998
W.W.Grainger, Inc.	2,890	2,010,197
Watsco, Inc.(b)	2,154	746,103
WESCO International, Inc.	2,881	414,864
Xometry, Inc., Class A(a)(b)	2,346	32,586

		10,894,771

Water Utilities — 0.1%
American States Water Co.	2,476	219,745
American Water Works Co., Inc.	12,415	1,840,524
Artesian Resources Corp., Class A	493	27,006
California Water Service Group	3,450	193,476
Essential Utilities, Inc.	14,541	620,901
Global Water Resources, Inc.	881	9,665
Middlesex Water Co.	903	65,901
Pure Cycle Corp.(a)	1,623	16,019
SJW Group	1,820	138,174
York Water Co.	673	28,293

		3,159,704

Wireless Telecommunication Services — 0.2%
Gogo, Inc.(a)	3,467	46,492
Shenandoah Telecommunications Co.	3,990	83,032
Telephone and Data Systems, Inc.	6,742	67,420
T-Mobile U.S., Inc.(a)(b)	37,764	5,434,240
U.S. Cellular Corp.(a)	1,024	21,750

		5,652,934

Total Common Stocks — 99.6% (Cost: $1,926,757,034)		2,618,819,343

Investment Companies

Equity Funds — 0.2%
iShares Russell 3000 ETF(b)(c)	18,295	4,353,478

Total Investment Companies — 0.2% (Cost: $3,952,218)		4,353,478

Security	Shares	Value

Rights

Biotechnology — 0.0%
Aduro Biotech, Inc.(d)	400	$1,016

Total Rights — 0.0% (Cost: $ — )		1,016

Total Long-Term Investments — 99.8% (Cost: $1,930,709,252)		2,623,173,837

Short-Term Securities

Money Market Funds — 2.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.02%(c)(f)(g)	51,436,093	51,451,523
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(c)(f)	4,747,920	4,747,920

Total Short-Term Securities — 2.1% (Cost: $56,202,420)		56,199,443

Total Investments — 101.9% (Cost: $1,986,911,672)		2,679,373,280

Liabilities in Excess of Other Assets — (1.9)%		(51,211,292)

Net Assets — 100.0%		$2,628,161,988

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $25,955, representing less than 0.05% of its net assets as of period end, and an original cost of $38,933.

(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

25

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares Total U.S. Stock Market Index Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$60,632,938	$—	$(9,201,819	)(a)	$24,069	$(3,665)	$51,451,523	51,436,093	$461,956	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	12,829,647	—	(8,081,727	)(a)	—	—	4,747,920	4,747,920	381,233		—
BlackRock, Inc.	6,091,545	582,874	(276,707)		(70,907)	116,044	6,442,849	9,599	141,690		—
iShares Russell 3000 ETF	21,228,350	216,470,814	(233,978,897)		1,993,370	(1,360,159)	4,353,478	18,295	266,215		—

					$1,946,532	$(1,247,780)	$66,995,770		$1,251,094		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini Index	8	06/16/23	$710	$(6,819)
S&P 500 E-Mini Index	20	06/16/23	4,189	17,378

				$10,559

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

S C H E D U L E O F I N V E S T M E N T S	26

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares Total U.S. Stock Market Index Fund

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$44,458,346	$—	$—	$44,458,346
Air Freight & Logistics	14,695,844	—	—	14,695,844
Automobile Components	5,631,660	—	—	5,631,660
Automobiles	34,965,018	—	—	34,965,018
Banks	89,396,870	—	—	89,396,870
Beverages	42,697,296	—	—	42,697,296
Biotechnology	70,614,704	—	—	70,614,704
Broadline Retail	63,924,192	—	—	63,924,192
Building Products	16,434,590	—	—	16,434,590
Capital Markets	77,307,373	—	—	77,307,373
Chemicals	47,157,432	—	—	47,157,432
Commercial Services & Supplies	15,709,699	—	—	15,709,699
Communications Equipment	21,232,409	—	—	21,232,409
Construction & Engineering	6,473,952	—	—	6,473,952
Construction Materials	3,514,762	—	—	3,514,762
Consumer Finance	14,040,229	—	—	14,040,229
Consumer Staples Distribution & Retail	48,186,259	—	—	48,186,259
Containers & Packaging	8,785,845	8,350	—	8,794,195
Distributors	3,344,822	—	—	3,344,822
Diversified Consumer Services	3,177,433	—	—	3,177,433
Diversified REITs	1,801,598	—	—	1,801,598
Diversified Telecommunication Services	20,344,283	—	—	20,344,283
Electric Utilities	44,610,534	—	—	44,610,534
Electrical Equipment	17,630,187	—	—	17,630,187
Electronic Equipment, Instruments & Components	17,703,988	—	—	17,703,988
Energy Equipment & Services	11,539,475	—	—	11,539,475
Entertainment	36,699,895	—	—	36,699,895
Financial Services	110,055,475	—	—	110,055,475
Food Products	30,194,650	—	—	30,194,650
Gas Utilities	3,388,626	—	—	3,388,626
Ground Transportation	25,556,494	—	—	25,556,494
Health Care Equipment & Supplies	78,010,075	—	—	78,010,075
Health Care Providers & Services	76,903,538	—	—	76,903,538
Health Care REITs	6,546,643	—	—	6,546,643
Health Care Technology	3,117,886	—	—	3,117,886
Hotel & Resort REITs	2,169,342	—	—	2,169,342
Hotels, Restaurants & Leisure	62,497,092	—	—	62,497,092
Household Durables	12,893,158	—	—	12,893,158
Household Products	34,906,994	—	—	34,906,994
Independent Power and Renewable Electricity Producers	2,590,977	—	—	2,590,977
Industrial Conglomerates	19,458,463	—	—	19,458,463
Industrial REITs	10,632,785	—	—	10,632,785
Insurance	60,552,617	—	—	60,552,617
Interactive Media & Services	116,274,997	—	—	116,274,997
IT Services	34,980,655	—	—	34,980,655
Leisure Products	2,754,356	—	—	2,754,356
Life Sciences Tools & Services	43,432,904	—	—	43,432,904
Machinery	50,688,698	—	—	50,688,698
Marine Transportation	649,967	—	—	649,967
Media	23,613,469	—	—	23,613,469
Metals & Mining	15,578,412	—	—	15,578,412
Mortgage Real Estate Investment Trusts (REITs)	3,183,689	—	—	3,183,689
Multi-Utilities	19,216,707	—	—	19,216,707
Office REITs	3,702,392	—	—	3,702,392
Oil, Gas & Consumable Fuels	112,393,569	—	—	112,393,569
Paper & Forest Products	453,522	—	—	453,522
Passenger Airlines	5,210,016	—	—	5,210,016

27

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares Total U.S. Stock Market Index Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
Personal Care Products	$5,364,366	$—	$—	$5,364,366
Pharmaceuticals	103,264,412	25,955	—	103,290,367
Professional Services	28,635,763	—	—	28,635,763
Real Estate Management & Development	3,711,901	—	—	3,711,901
Residential REITs	11,669,657	—	—	11,669,657
Retail REITs	10,234,329	—	—	10,234,329
Semiconductors & Semiconductor Equipment	139,043,852	—	—	139,043,852
Software	249,187,313	—	—	249,187,313
Specialized REITs	30,632,455	—	—	30,632,455
Specialty Retail	58,760,156	—	—	58,760,156
Technology Hardware, Storage & Peripherals	171,246,229	—	—	171,246,229
Textiles, Apparel & Luxury Goods	17,873,983	—	—	17,873,983
Tobacco	15,766,350	—	—	15,766,350
Trading Companies & Distributors	10,894,771	—	—	10,894,771
Water Utilities	3,159,704	—	—	3,159,704
Wireless Telecommunication Services	5,652,934	—	—	5,652,934
Investment Companies	4,353,478	—	—	4,353,478
Rights	—	—	1,016	1,016
Short-Term Securities
Money Market Funds	56,199,443	—	—	56,199,443

	$2,679,337,959	$34,305	$1,016	$2,679,373,280

Derivative Financial Instruments(a)
Assets
Equity Contracts	$17,378	$—	$—	$17,378
Liabilities
Equity Contracts	(6,819)	—	—	(6,819)

	$10,559	$—	$—	$10,559

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

S C H E D U L E O F I N V E S T M E N T S	28